AB Global High Income Fund

Portfolio of Investments

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 54.4%
Industrial – 46.4%
Basic – 3.5%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$129,455
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	178	151,640
4.875%, 02/04/2028(a)	U.S.$	972	814,919
Arconic Corp. 6.125%, 02/15/2028(a)		220	204,381
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		159	127,045
7.50%, 09/30/2029(a)		246	171,648
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		507	414,105
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(a)		206	179,756
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		171	159,886
Cerdia Finanz GmbH 10.50%, 02/15/2027(a)		419	345,548
Chemours Co. (The) 5.375%, 05/15/2027		13	11,636
5.75%, 11/15/2028(a)		232	197,697
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027		222	208,992
6.75%, 03/15/2026(a)		290	287,803
Commercial Metals Co. 4.125%, 01/15/2030		80	67,616
4.375%, 03/15/2032		80	65,932
Compass Minerals International, Inc. 6.75%, 12/01/2027(a)		161	145,772
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		333	317,395
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	329,712
Domtar Corp. 6.75%, 10/01/2028(a)		192	181,774
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	821,173
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		240	182,166
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		2,191	1,795,241
4.50%, 09/15/2027(a)		1,045	934,866
5.125%, 05/15/2024(a)		61	59,356
5.875%, 04/15/2030(a)		76	68,893
6.125%, 04/15/2032(a)		2,563	2,331,607

	Principal Amount (000)		U.S. $ Value

Glatfelter Corp. 4.75%, 11/15/2029(a)	U.S.$	355	$247,770
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	238,121
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		1,724	1,466,227
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	956	806,893
Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	282	262,869
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		852	675,701
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	101	84,746
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	426	356,776
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	1,008	815,211
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	995	833,209
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		611	537,940
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		361	299,442
Kleopatra Finco SARL 4.25%, 03/01/2026(a) (g)	EUR	1,061	910,545
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (f)	U.S.$	1,300	1,144,450
LABL, Inc. 6.75%, 07/15/2026(a)		222	199,422
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (h)		2,857	0
Mercer International, Inc. 5.125%, 02/01/2029		838	720,209
Methanex Corp. 5.125%, 10/15/2027		194	172,589
5.25%, 12/15/2029		213	179,941
Mineral Resources Ltd. 8.125%, 05/01/2027(a)		158	156,178
Natural Resource Partners LP/NRP Finance Corp. 9.125%, 06/30/2025(a)		80	81,900
Novelis Corp. 4.75%, 01/30/2030(a)		135	112,264
Olin Corp. 5.00%, 02/01/2030		203	175,745
5.625%, 08/01/2029		480	427,836

	Principal Amount (000)		U.S. $ Value

PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)	U.S.$	213	$220,455
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		228	212,462
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(i)	EUR	912	812,878
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		320	271,615
5.375%, 11/01/2026(a)	U.S.$	1,039	841,810
Sealed Air Corp. 4.00%, 12/01/2027(a)		204	183,902
6.875%, 07/15/2033(a)		183	185,943
SPCM SA 3.125%, 03/15/2027(a)		655	552,682
3.375%, 03/15/2030(a)		951	762,970
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(a)		181	154,397
Tronox, Inc. 4.625%, 03/15/2029(a)		9	7,274
United States Steel Corp. 6.65%, 06/01/2037		37	28,978
6.875%, 03/01/2029		110	95,157
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,424,524
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		3,758	2,666,676
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		1,031	897,029
5.625%, 10/01/2024-08/15/2029(a)		447	423,011

			31,353,761

Capital Goods – 2.8%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	689	519,276
6.50% (6.50% Cash or 7.25% PIK)(6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	981	723,996
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		500	426,875
4.00%, 09/01/2029(a)		985	788,000
6.00%, 06/15/2027(a)		684	676,975
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/2025-08/15/2027(a)		447	365,669
Artera Services LLC 9.033%, 12/04/2025(a)		192	155,026

	Principal Amount (000)		U.S. $ Value

Bombardier, Inc. 7.125%, 06/15/2026(a)	U.S.$	179	$146,035
7.50%, 12/01/2024-03/15/2025(a)		2,064	1,873,340
7.875%, 04/15/2027(a)		614	511,044
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	22,887
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	592,392
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)		237	152,646
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		1,595	1,419,940
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		147	112,828
4.75%, 06/15/2028(a)		348	276,790
EnerSys 4.375%, 12/15/2027(a)		935	831,361
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	762,233
FXI Holdings, Inc. 12.25%, 11/15/2026(a)		193	171,301
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,205	1,117,638
GFL Environmental, Inc. 4.75%, 06/15/2029(a)		200	167,186
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	477,580
Griffon Corp. 5.75%, 03/01/2028		603	547,367
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	108,348
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,126	858,828
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		224	213,961
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		30	24,839
Moog, Inc. 4.25%, 12/15/2027(a)		214	185,710
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		63	50,384
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027(a)		165	153,979
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	1,560	1,495,264
Spirit AeroSystems, Inc. 4.60%, 06/15/2028	U.S.$	23	17,142
5.50%, 01/15/2025(a)		163	151,614
SPX FLOW, Inc. 8.75%, 04/01/2030(a)		1,926	1,627,174

	Principal Amount (000)		U.S. $ Value

Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)	U.S.$	141	$135,699
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		203	179,120
Tervita Corp. 11.00%, 12/01/2025(a)		996	1,083,313
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	649	565,232
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	465	417,315
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)		306	273,276
TransDigm, Inc. 4.625%, 01/15/2029		290	233,471
4.875%, 05/01/2029		2,049	1,665,632
6.25%, 03/15/2026(a)		556	537,266
8.00%, 12/15/2025(a)		217	219,823
Triumph Group, Inc. 7.75%, 08/15/2025		428	329,339
8.875%, 06/01/2024(a)		599	602,713
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	96,083
5.50%, 08/15/2026(a)	U.S.$	227	213,364
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		188	187,563
7.25%, 06/15/2028(a)		518	512,164

			24,977,001

Communications - Media – 6.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		1,396	1,198,481
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 02/15/2028(a)		42	21,705
Altice Financing SA 5.75%, 08/15/2029(a)		5,665	4,592,029
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	879,867
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		666	543,620
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	196,299
5.375%, 03/01/2025(a)	U.S.$	2,124	2,004,768
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)		268	207,469
4.50%, 08/15/2030-06/01/2033(a)		7,618	6,247,200
4.75%, 02/01/2032(a) (g)		7,183	5,913,936
5.125%, 05/01/2027(a)		327	308,558
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		512	432,352

	Principal Amount (000)		U.S. $ Value

CMG Media Corp. 8.875%, 12/15/2027(a)	U.S.$	158	$124,845
CSC Holdings LLC 4.50%, 11/15/2031(a)		981	757,441
4.625%, 12/01/2030(a)		243	162,764
5.00%, 11/15/2031(a)		1,461	981,064
5.375%, 02/01/2028(a)		1,278	1,116,974
5.75%, 01/15/2030(a)		6,196	4,507,684
7.50%, 04/01/2028(a)		1,150	970,384
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		299	76,289
DISH DBS Corp. 5.00%, 03/15/2023		178	170,534
5.125%, 06/01/2029		2,995	1,820,000
5.25%, 12/01/2026(a)		2,496	1,955,963
5.75%, 12/01/2028(a)		2,596	1,921,380
5.875%, 11/15/2024		2,331	1,976,506
7.375%, 07/01/2028		165	112,227
7.75%, 07/01/2026		691	536,303
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		1,864	1,493,164
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	49,439
5.25%, 08/15/2027(a)		285	243,929
8.375%, 05/01/2027		202	161,344
Liberty Interactive LLC 3.75%, 02/15/2030(j)		872	403,012
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,123	961,602
8.00%, 08/01/2029(a)		986	798,660
National CineMedia LLC 5.875%, 04/15/2028(a)		623	439,431
Nexstar Media Inc. 4.75%, 11/01/2028(a)		172	150,263
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		580	465,506
6.25%, 06/15/2025(a)		160	152,733
Radiate Holdco LLC/Radiate Finance, Inc. 6.50%, 09/15/2028(a)		55	42,555
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		44	38,520
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		2,078	1,648,919
5.50%, 03/01/2030(a)		1,031	763,011
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		5,699	4,931,200
4.125%, 07/01/2030(a)		87	72,654
5.00%, 08/01/2027(a)		213	197,593
5.50%, 07/01/2029(a)		59	54,137

	Principal Amount (000)		U.S. $ Value

Stagwell Global LLC 5.625%, 08/15/2029(a)	U.S.$	29	$23,261
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,269,059
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	221	206,694
4.75%, 03/15/2026(a)		571	553,166
5.00%, 09/15/2029		907	857,757
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		200	173,995
Townsquare Media, Inc. 6.875%, 02/01/2026(a)		113	102,011
Univision Communications, Inc. 6.625%, 06/01/2027(a)		1,593	1,519,116
7.375%, 06/30/2030(a)		1,765	1,725,262
Urban One, Inc. 7.375%, 02/01/2028(a)		2,221	1,902,862
Videotron Ltd. 3.625%, 06/15/2029(a)		212	175,001
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	235,007

			61,547,505

Communications - Telecommunications – 3.2%
Altice France SA/France 5.125%, 07/15/2029(a)		6,254	4,745,163
5.50%, 10/15/2029(a)		431	329,244
8.125%, 02/01/2027(a)		224	202,016
British Telecommunications PLC 4.25%, 11/23/2081(a)		214	187,117
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,954	1,755,923
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		795	635,414
6.50%, 10/01/2028(a)		392	333,392
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	503,417
9.375%, 06/17/2023(a)	U.S.$	895	864,255
Embarq Corp. 7.995%, 06/01/2036		2,199	1,662,333
Frontier Communications Holdings LLC 5.875%, 10/15/2027(a)		69	62,100
5.875%, 11/01/2029		132	101,898
6.75%, 05/01/2029(a)		524	430,770
8.75%, 05/15/2030(a)		2,012	2,035,505
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		465	406,948
Iliad Holding SASU 6.50%, 10/15/2026(a)		519	467,084
7.00%, 10/15/2028(a)		702	613,595

	Principal Amount (000)		U.S. $ Value

Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (c) (d)	U.S.$	1,675	$0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	897	713,608
Level 3 Financing, Inc. 3.625%, 01/15/2029(a)	U.S.$	64	49,117
3.75%, 07/15/2029(a)		1,149	889,764
4.25%, 07/01/2028(a)		540	432,702
4.625%, 09/15/2027(a)		1,739	1,495,119
5.25%, 03/15/2026		164	157,193
Ligado Networks LLC 15.50%, 11/01/2023(a) (f)		342	185,420
Lumen Technologies, Inc. 5.375%, 06/15/2029(a)		169	134,066
Series G 6.875%, 01/15/2028		181	160,344
Series P 7.60%, 09/15/2039		73	57,629
Series U 7.65%, 03/15/2042		68	52,282
Sprint Capital Corp. 8.75%, 03/15/2032		695	837,709
Sprint Corp. 7.625%, 02/15/2025-03/01/2026		229	240,977
7.875%, 09/15/2023		165	170,420
Telecom Italia Capital SA 6.00%, 09/30/2034		77	58,398
7.20%, 07/18/2036		451	344,766
7.721%, 06/04/2038		1,622	1,290,792
Telesat Canada/Telesat LLC 5.625%, 12/06/2026(a)		60	37,360
6.50%, 10/15/2027(a)		132	56,589
United Group BV 4.875% (EURIBOR 3 Month + 4.88%), 02/01/2029(i)	EUR	896	825,664
United States Cellular Corp. 6.70%, 12/15/2033	U.S.$	121	115,954
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	425,871
4.75%, 07/15/2031(a)		4,130	3,361,483
Vodafone Group PLC 4.125%, 06/04/2081		208	156,633
5.125%, 06/04/2081		115	77,598
7.00%, 04/04/2079		199	195,904
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)		235	189,349
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		1,090	789,787

			28,838,672

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 2.7%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(a)	U.S.$	400	$351,448
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		627	582,630
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		1,095	1,000,661
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		2,023	1,820,587
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	210	191,589
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)	U.S.$	109	104,742
Dana, Inc. 4.25%, 09/01/2030		760	593,409
5.375%, 11/15/2027		109	94,807
5.625%, 06/15/2028		182	157,419
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	963,968
Exide Technologies
(Exchange Priority) 11.00%, 10/31/2024(b) (c) (d) (h)		2,940	0
(First Lien) 11.00%, 10/31/2024(b) (c) (d) (h)		1,207	0
Ford Motor Co. 3.25%, 02/12/2032		3,020	2,257,389
4.75%, 01/15/2043		243	173,215
5.291%, 12/08/2046		249	191,409
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		793	676,071
3.81%, 01/09/2024		200	193,908
4.95%, 05/28/2027		1,160	1,076,545
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		765	637,630
5.25%, 07/15/2031		14	11,329
5.625%, 04/30/2033		21	16,804
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)	EUR	284	259,542
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		338	276,550
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (f)	U.S.$	200	170,983
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (f)		686	619,985
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		239	176,131
5.50%, 07/15/2029(a)		1,206	904,427
5.875%, 11/15/2024(a)	EUR	269	259,195
5.875%, 01/15/2028(a)	U.S.$	1,495	1,141,999
7.75%, 10/15/2025(a)		1,207	1,111,911
Mclaren Finance PLC 7.50%, 08/01/2026(a)		1,973	1,473,212

	Principal Amount (000)		U.S. $ Value

Meritor, Inc. 6.25%, 06/01/2025(a)	U.S.$	409	$420,806
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,421	1,196,564
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		234	177,754
Tenneco, Inc. 5.00%, 07/15/2026		1,709	1,597,606
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,375,025
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	200	173,436
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	2,357	2,175,094

			24,605,780

Consumer Cyclical - Entertainment – 2.4%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029(a)		192	162,392
Carnival Corp. 4.00%, 08/01/2028(a)		1,739	1,425,980
5.75%, 03/01/2027(a)		1,467	1,059,585
6.00%, 05/01/2029(a)		151	105,511
7.625%, 03/01/2026(a)		98	76,391
7.625%, 03/01/2026(a)	EUR	311	254,305
9.875%, 08/01/2027(a)	U.S.$	437	426,075
10.125%, 02/01/2026(a)	EUR	310	320,648
Carnival PLC 1.00%, 10/28/2029		202	120,403
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	2,129,999
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		521	418,245
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		365	313,122
Mattel, Inc. 3.375%, 04/01/2026(a)		1,152	1,057,995
3.75%, 04/01/2029(a)		1,337	1,202,588
5.875%, 12/15/2027(a)		578	565,027
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	670	541,605
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	25	21,011
5.875%, 03/15/2026(a)		2,055	1,612,285
7.75%, 02/15/2029(a)		37	28,148
NCL Finance Ltd. 6.125%, 03/15/2028(a)		39	28,375
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		1,159	842,442

	Principal Amount (000)		U.S. $ Value

5.50%, 08/31/2026-04/01/2028(a)	U.S.$	5,543	$3,894,310
10.875%, 06/01/2023(a)		657	657,000
11.50%, 06/01/2025(a)		1,476	1,516,590
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		207	175,400
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		157	159,345
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		791	594,879
7.00%, 02/15/2029(a) (g)		1,461	1,095,859
13.00%, 05/15/2025(a)		65	66,686
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,214	974,519

			21,846,720

Consumer Cyclical - Other – 2.9%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	755,942
Affinity Gaming 6.875%, 12/15/2027(a)		130	109,305
Beazer Homes USA, Inc. 6.75%, 03/15/2025		355	327,256
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,097	798,408
5.00%, 06/15/2029(a)		195	148,644
6.25%, 09/15/2027(a)		1,222	1,022,819
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		196	149,766
6.375%, 06/15/2032(a)		1,739	1,558,818
Castle UK Finco PLC 4.829% (EURIBOR 3 Month + 5.25%), 05/15/2028(i)	EUR	514	452,935
7.00%, 05/15/2029	GBP	679	659,878
Century Communities, Inc. 3.875%, 08/15/2029(a)	U.S.$	29	22,675
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		646	574,954
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		553	399,727
Empire Communities Corp. 7.00%, 12/15/2025(a)		303	240,361
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		240	203,393
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	1,653,181
Forestar Group, Inc. 3.85%, 05/15/2026(a)		385	321,502
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		1,215	966,928
3.75%, 05/01/2029(a)		62	52,773

	Principal Amount (000)		U.S. $ Value

4.00%, 05/01/2031(a)	U.S.$	54	$44,847
5.375%, 05/01/2025(a)		229	224,876
5.75%, 05/01/2028(a)		450	429,473
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		514	391,679
5.00%, 06/01/2029(a)		709	574,523
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	259,089
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	214	204,080
4.125%, 04/15/2026(a)	U.S.$	1,352	1,233,193
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		131	108,014
KB Home 7.50%, 09/15/2022		494	499,129
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		206	171,771
6.125%, 09/15/2025(a)		449	444,899
Mattamy Group Corp. 4.625%, 03/01/2030(a)		170	125,347
MGM Resorts International 4.75%, 10/15/2028		126	106,051
5.50%, 04/15/2027		24	21,660
5.75%, 06/15/2025		30	28,601
Mohegan Gaming & Entertainment 8.00%, 02/01/2026(a)		223	189,496
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)		211	172,469
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)		88	86,426
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		565	403,195
5.875%, 09/01/2031(a)		535	371,113
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 03/01/2030(a)		96	81,645
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		1,460	1,155,591
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	734,801
4.75%, 01/15/2028(a)		211	180,405
Station Casinos LLC 4.625%, 12/01/2031(a)		168	131,181
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,651,380
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		510	458,142
5.875%, 06/15/2027(a)		191	176,442

	Principal Amount (000)		U.S. $ Value

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)	U.S.$	875	$872,813
Travel + Leisure Co. 4.50%, 12/01/2029(a)		1,034	818,963
4.625%, 03/01/2030(a)		2,415	1,871,817
6.00%, 04/01/2027		208	187,132
6.625%, 07/31/2026(a)		637	608,408
Universal Entertainment Corp. 8.50%, 12/11/2024(a)		200	194,185
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		45	38,536
5.50%, 03/01/2025(a)		736	673,674
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	218,431

			26,562,742

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		1,506	1,309,994
4.00%, 10/15/2030(a)		2,061	1,654,319
4.375%, 01/15/2028(a)		118	104,221
CEC Entertainment LLC 6.75%, 05/01/2026(a)		95	83,588
Stonegate Pub Co., Financing PLC 8.00%, 07/13/2025(a)	GBP	192	214,636
8.25%, 07/31/2025(a)		1,245	1,385,900
Yum! Brands, Inc. 3.625%, 03/15/2031	U.S.$	212	179,433
4.625%, 01/31/2032		1,572	1,388,638
4.75%, 01/15/2030(a)		85	77,216

			6,397,945

Consumer Cyclical - Retailers – 2.3%
Arko Corp. 5.125%, 11/15/2029(a)		1,035	786,971
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		773	638,529
5.00%, 02/15/2032(a)		356	291,194
At Home Group, Inc. 7.125%, 07/15/2029(a)		63	35,664
Bath & Body Works, Inc. 5.25%, 02/01/2028		11	9,275
6.75%, 07/01/2036		285	227,980
6.875%, 11/01/2035		551	447,557
7.50%, 06/15/2029		107	97,563
7.60%, 07/15/2037		261	213,857
9.375%, 07/01/2025(a)		41	41,562

	Principal Amount (000)		U.S. $ Value

BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)	U.S.$	518	$318,624
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		58	12,900
Carvana Co. 5.50%, 04/15/2027(a)		415	269,149
5.875%, 10/01/2028(a)		1,298	824,874
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,195,113
eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	215	203,030
FirstCash, Inc. 5.625%, 01/01/2030(a)		1,980	1,734,307
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		246	181,292
Gap, Inc. (The) 3.625%, 10/01/2029(a)		548	385,313
3.875%, 10/01/2031(a)		582	404,700
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		234	198,166
Guitar Center, Inc. 8.50%, 01/15/2026(a)		123	108,513
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		994	792,084
LBM Acquisition LLC 6.25%, 01/15/2029(a)		222	141,947
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		13	9,949
Levi Strauss & Co. 3.50%, 03/01/2031(a) (g)		602	493,392
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(a)		106	90,144
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		1,417	1,115,943
7.875%, 05/01/2029(a)		1,378	912,453
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		228	194,422
5.625%, 05/01/2027		69	67,620
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		433	400,544
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		107	72,014
Penske Automotive Group, Inc. 3.50%, 09/01/2025		177	166,142
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		1,219	1,099,773
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,036	839,713
8.00%, 11/15/2026(a)		67	52,114

	Principal Amount (000)		U.S. $ Value

Sonic Automotive, Inc. 4.625%, 11/15/2029(a)	U.S.$	67	$51,966
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		418	346,814
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		329	259,272
Staples, Inc. 7.50%, 04/15/2026(a)		2,498	2,071,452
10.75%, 04/15/2027(a)		1,318	872,434
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,062	1,044,444
Victoria’s Secret & Co. 4.625%, 07/15/2029(a)		58	43,721
White Cap Buyer LLC 6.875%, 10/15/2028(a)		207	165,834
White Cap Parent LLC 8.25%, 03/15/2026(a) (f)		329	276,813
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		1,052	843,468

			21,050,605

Consumer Non-Cyclical – 5.7%
180 Medical, Inc. 3.875%, 10/15/2029(a)		1,040	901,718
AdaptHealth LLC 4.625%, 08/01/2029(a)		266	218,681
6.125%, 08/01/2028(a)		288	255,605
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		988	741,037
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		161	130,227
4.625%, 01/15/2027(a)		821	734,385
4.875%, 02/15/2030(a)		200	170,468
5.875%, 02/15/2028(a)		99	92,575
Avantor Funding, Inc. 4.625%, 07/15/2028(a)		120	109,867
B&G Foods, Inc. 5.25%, 04/01/2025		217	200,111
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	380,853
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		2,751	2,152,948
5.00%, 02/15/2029(a)		1,431	743,383
5.25%, 01/30/2030(a)		123	64,039
6.25%, 02/15/2029(a)		1,027	548,240
7.00%, 01/15/2028(a)		204	116,790
7.25%, 05/30/2029(a)		432	234,435
9.00%, 12/15/2025(a)		88	65,011

	Principal Amount (000)		U.S. $ Value

CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	72	$63,917
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(a)		200	169,833
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		493	362,655
5.25%, 05/15/2030(a)		66	50,377
5.625%, 03/15/2027(a)		416	352,065
6.125%, 04/01/2030(a)		3,702	2,261,128
6.875%, 04/01/2028-04/15/2029(a)		2,114	1,307,075
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	236	206,023
Coty, Inc. 6.50%, 04/15/2026(a)	U.S.$	53	48,857
Darling Ingredients, Inc. 5.25%, 04/15/2027(a)		172	166,790
6.00%, 06/15/2030(a)		762	760,043
DaVita, Inc. 3.75%, 02/15/2031(a)		687	492,553
4.625%, 06/01/2030(a)		1,198	933,877
Embecta Corp. 5.00%, 02/15/2030(a)		334	282,397
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	1,070,488
Encompass Health Corp. 4.75%, 02/01/2030		231	193,928
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		495	440,781
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	1,337	1,156,592
4.75%, 10/15/2028(a)	U.S.$	836	725,045
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	205	183,920
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(a)	U.S.$	59	52,982
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, 06/01/2029(a)		251	173,177
Hologic, Inc. 3.25%, 02/15/2029(a)		236	201,635
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	714,120
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a) (g)	U.S.$	2,451	1,825,394
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		1,343	1,168,377
4.375%, 01/31/2032(a)		1,240	1,078,320
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,626	2,309,907
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		65	47,733

	Principal Amount (000)		U.S. $ Value

Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029	EUR	108	$76,435
Medline Borrower LP 3.875%, 04/01/2029(a)	U.S.$	1,566	1,334,976
Mozart Debt Merger Sub, Inc. 5.25%, 10/01/2029(a)		3,373	2,803,534
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,470	1,363,014
Option Care Health, Inc. 4.375%, 10/31/2029(a)	U.S.$	1,384	1,186,837
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		200	176,990
5.125%, 04/30/2031(a)		783	675,768
Oriflame Investment Holding PLC 5.125%, 05/04/2026(a)		248	157,590
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		202	164,884
6.625%, 04/01/2030(a)		76	69,304
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		990	707,850
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		995	831,197
Post Holdings, Inc. 4.50%, 09/15/2031(a)		1,564	1,284,071
4.625%, 04/15/2030(a)		821	692,638
5.50%, 12/15/2029(a)		1,059	948,785
5.625%, 01/15/2028(a)		798	757,337
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(a)		18	15,406
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		148	120,826
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,201,679
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		871	846,548
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		481	416,796
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		1,369	1,104,617
4.00%, 10/01/2026(a)	EUR	530	522,900
Sunshine Mid BV 6.50%, 05/15/2026(a)		823	860,646
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)	U.S.$	1,264	947,572
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)		2,307	1,959,977
6.125%, 10/01/2028-06/15/2030(a)		1,241	1,146,091

	Principal Amount (000)		U.S. $ Value

Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)	U.S.$	719	$511,010
United Natural Foods, Inc. 6.75%, 10/15/2028(a)		129	120,795
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		942	845,212
US Foods, Inc. 4.75%, 02/15/2029(a)		743	649,225
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	306,512
Vector Group Ltd. 5.75%, 02/01/2029(a)		22	18,318
10.50%, 11/01/2026(a)		138	130,221
Vista Outdoor, Inc. 4.50%, 03/15/2029(a)		202	153,045

			51,768,968

Energy – 6.3%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 02/15/2026(a)		68	66,141
Antero Resources Corp. 7.625%, 02/01/2029(a)		41	41,853
8.375%, 07/15/2026(a)		39	41,226
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(a)		203	189,305
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		1,144	1,195,480
Baytex Energy Corp. 8.75%, 04/01/2027(a)		214	213,485
Berry Petroleum Co., LLC 7.00%, 02/15/2026(a)		471	426,384
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		284	256,810
7.625%, 12/15/2025(a)		659	628,002
Buckeye Partners LP 4.125%, 03/01/2025(a)		27	24,853
4.125%, 12/01/2027		214	181,918
4.15%, 07/01/2023		193	187,716
4.50%, 03/01/2028(a)		214	181,074
California Resources Corp. 7.125%, 02/01/2026(a)		206	199,829
Callon Petroleum, Co. 8.00%, 08/01/2028(a)		48	46,164
8.25%, 07/15/2025		301	294,226
9.00%, 04/01/2025(a)		799	851,120

	Principal Amount (000)		U.S. $ Value

Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)	U.S.$	209	$198,865
CGG SA 8.75%, 04/01/2027(a)		200	170,312
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	538,741
Chesapeake Energy Corp. 5.50%, 02/01/2026(a)		82	78,225
5.875%, 02/01/2029(a)		135	127,285
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	465,184
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		471	435,882
7.00%, 06/15/2025(a)		1,781	1,723,203
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		1,370	1,229,559
CNX Resources Corp. 6.00%, 01/15/2029(a)		967	899,313
7.25%, 03/14/2027(a)		218	213,939
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		794	712,971
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		444	379,475
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		1,200	1,092,389
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/2027(a)		182	162,094
6.00%, 02/01/2029(a)		108	94,186
8.00%, 04/01/2029(a)		101	93,806
CrownRock LP/CrownRock Finance, Inc. 5.625%, 10/15/2025(a)		200	189,419
CVR Energy, Inc. 5.25%, 02/15/2025(a)		223	205,006
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a) (f)		90	88,315
9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(f)		79	77,234
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		1,848	1,749,566
EnLink Midstream LLC 5.625%, 01/15/2028(a)		395	364,156
EnLink Midstream Partners LP 4.40%, 04/01/2024		67	65,457
5.05%, 04/01/2045		807	548,413
5.45%, 06/01/2047		116	82,292
5.60%, 04/01/2044		104	75,094
Series C 6.00%, 12/15/2022(k)		2,734	1,832,263

	Principal Amount (000)		U.S. $ Value

EQM Midstream Partners LP 4.50%, 01/15/2029(a)	U.S.$	742	$602,771
4.75%, 01/15/2031(a)		773	616,612
6.50%, 07/15/2048		157	116,993
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	386,238
6.25%, 05/15/2026		222	196,958
6.50%, 10/01/2025		781	713,881
7.75%, 02/01/2028		643	556,130
8.00%, 01/15/2027		1,098	971,694
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	372,108
7.00%, 08/01/2027		485	428,828
Gulfport Energy Corp. 6.00%, 10/15/2024(d)		589	59
6.375%, 05/15/2025-01/15/2026(d)		3,257	326
6.625%, 05/01/2023(d)		161	16
8.00%, 05/17/2026(a)		1,202	1,184,827
Harbour Energy PLC 5.50%, 10/15/2026(a)		725	658,529
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		26	23,440
5.625%, 02/15/2026(a)		698	664,955
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		420	366,575
6.00%, 02/01/2031(a)		435	376,545
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		1,574	1,474,233
ITT Holdings LLC 6.50%, 08/01/2029(a)		2,660	2,154,994
KLX Energy Services Holdings, Inc. 11.50%, 11/01/2025(a)		64	39,105
Laredo Petroleum, Inc. 9.50%, 01/15/2025		207	205,965
Matador Resources Co. 5.875%, 09/15/2026		225	216,802
MEG Energy Corp. 5.875%, 02/01/2029(a)		229	209,376
7.125%, 02/01/2027(a)		207	208,826
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,638	1,466,527
10.50%, 05/15/2027(a)		184	176,956
Murphy Oil Corp. 5.75%, 08/15/2025		52	51,524
5.875%, 12/01/2027		225	209,967
6.375%, 07/15/2028		199	184,099
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		477	423,376
7.375%, 05/15/2027(a)		766	721,568
7.50%, 01/15/2028(a)		2,085	1,796,825

	Principal Amount (000)		U.S. $ Value

Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)	U.S.$	400	$385,174
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		33	30,010
6.75%, 09/15/2025(a)		1,440	1,360,998
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		2,003	1,802,599
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		224	203,279
Northern Oil and Gas, Inc. 8.125%, 03/01/2028(a)		38	35,769
Occidental Petroleum Corp. 5.50%, 12/01/2025		192	189,501
5.875%, 09/01/2025		208	206,989
6.125%, 01/01/2031		365	370,344
6.20%, 03/15/2040		44	43,550
6.45%, 09/15/2036		128	133,325
6.625%, 09/01/2030		191	196,771
7.50%, 05/01/2031		179	192,873
8.00%, 07/15/2025		178	187,631
8.50%, 07/15/2027		184	202,497
8.875%, 07/15/2030		173	198,863
Parkland Corp. 4.50%, 10/01/2029(a)		220	179,199
4.625%, 05/01/2030(a)		220	178,507
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/15/2025		195	182,211
9.25%, 05/15/2025(a)		1,071	1,121,714
PDC Energy, Inc. 5.75%, 05/15/2026		2,013	1,879,630
6.125%, 09/15/2024		593	589,417
Range Resources Corp. 8.25%, 01/15/2029		441	451,423
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		77	63,707
SM Energy Co. 6.75%, 09/15/2026		26	24,533
Southwestern Energy Co. 5.375%, 02/01/2029		187	173,750
5.95%, 01/23/2025		30	29,697
8.375%, 09/15/2028		269	283,773
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		1,031	928,123
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		647	559,860
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		114	93,961
5.875%, 03/15/2028		774	711,398
6.00%, 04/15/2027		117	111,575
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		95	78,615

	Principal Amount (000)		U.S. $ Value

Talos Production, Inc. 12.00%, 01/15/2026	U.S.$	1,755	$1,826,731
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		170	157,935
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		975	943,363
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		172	157,488
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		227	202,328
Transocean, Inc. 7.25%, 11/01/2025(a)		359	267,906
7.50%, 01/15/2026(a)		762	539,357
11.50%, 01/30/2027(a)		445	416,109
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 04/01/2026-09/01/2027		409	367,074
Vantage Drilling International 7.125%, 04/01/2023(b) (c) (d)		1,283	0
7.50%, 11/01/2019(b) (c) (d)		2,176	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		890	764,405
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		1,099	1,048,009
Weatherford International Ltd. 8.625%, 04/30/2030(a)		213	176,740
11.00%, 12/01/2024(a)		27	27,186

			56,971,755

Other Industrial – 0.1%
AECOM 5.125%, 03/15/2027		210	198,487
Interface, Inc. 5.50%, 12/01/2028(a)		258	220,624
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027(a)		214	199,697

			618,808

Services – 3.1%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	81,619
4.125%, 08/01/2029(a)		2,021	1,659,445
4.875%, 07/15/2032(a)		54	43,080
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		527	383,795
6.625%, 07/15/2026(a)		312	286,121
9.75%, 07/15/2027(a)		1,287	1,089,170
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	201,373
4.625%, 06/01/2028(a)	U.S.$	804	660,781
4.875%, 06/01/2028(a)	GBP	1,010	963,854

	Principal Amount (000)		U.S. $ Value

ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	2,430	$1,849,392
Aptim Corp. 7.75%, 06/15/2025(a) (g)		1,424	971,281
APX Group, Inc. 5.75%, 07/15/2029(a)		2,116	1,642,838
6.75%, 02/15/2027(a)		916	860,273
Aramark Services, Inc. 5.00%, 02/01/2028(a)		224	204,750
6.375%, 05/01/2025(a)		562	550,424
ASGN, Inc. 4.625%, 05/15/2028(a)		227	195,333
Block, Inc. 2.75%, 06/01/2026(a)		1,440	1,279,906
3.50%, 06/01/2031(a)		1,474	1,183,274
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	698,911
CoreLogic, Inc. 4.50%, 05/01/2028(a)		20	15,589
Elis SA 1.625%, 04/03/2028(a)	EUR	300	248,452
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	99	76,001
9.50%, 11/01/2027(a)		439	403,437
GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)		254	176,187
IHS Markit Ltd. 4.125%, 08/01/2023		202	202,035
4.75%, 08/01/2028		104	105,112
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,067	823,716
Korn Ferry 4.625%, 12/15/2027(a)		402	360,795
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,894	1,554,647
Monitronics International, Inc. Zero Coupon, 04/01/2020(b) (c) (d)		958	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		1,020	908,866
5.75%, 11/01/2028(a) (g)		3,593	2,982,951
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025(a)		162	159,128
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 07/15/2029(a)		205	185,613
4.75%, 07/15/2031(a)		137	123,620
5.625%, 10/01/2028(a)		106	98,409
5.875%, 10/01/2030(a)		171	157,092
Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(a)		226	170,651

	Principal Amount (000)		U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	U.S.$	195	$162,064
5.25%, 04/15/2024(a)		25	24,484
6.25%, 01/15/2028(a)		1,619	1,359,259
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	245	204,179
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)	U.S.$	378	364,991
Service Corp. International/US 3.375%, 08/15/2030		239	197,174
4.00%, 05/15/2031		166	141,769
4.625%, 12/15/2027		198	186,247
Sotheby’s 7.375%, 10/15/2027(a)		200	185,056
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(a)		205	176,765
TriNet Group, Inc. 3.50%, 03/01/2029(a)		173	142,510
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		422	410,775
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	954	763,140
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	551	535,742
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		8	7,540

			28,419,616

Technology – 2.9%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		725	590,947
Avaya, Inc. 6.125%, 09/15/2028(a)		2,343	1,528,497
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		65	62,259
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	825,635
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 03/01/2025(a)		217	211,568
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		173	142,016
CommScope Technologies LLC 5.00%, 03/15/2027(a)		220	163,658
CommScope, Inc. 4.75%, 09/01/2029(a)		2,283	1,829,825
6.00%, 03/01/2026(a)		276	254,428
7.125%, 07/01/2028(a)		86	65,362
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		14	11,660

	Principal Amount (000)		U.S. $ Value

Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)	U.S.$	51	$42,074
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		1,164	1,048,037
Diebold Nixdorf, Inc. 9.375%, 07/15/2025(a)		50	34,970
Elastic NV 4.125%, 07/15/2029(a)		288	241,107
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		1,146	1,092,007
Imola Merger Corp. 4.75%, 05/15/2029(a)		968	811,705
LogMeIn, Inc. 5.50%, 09/01/2027(a)		633	433,229
MicroStrategy, Inc. 6.125%, 06/15/2028(a)		40	31,847
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(a)		2,794	2,331,365
NCR Corp. 5.125%, 04/15/2029(a)		3,420	2,899,595
5.75%, 09/01/2027(a)		71	63,051
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		485	386,221
Playtech PLC 4.25%, 03/07/2026(a)	EUR	101	101,584
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	1,117	928,467
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	89,720
8.25%, 02/01/2028(a)		1,374	1,209,355
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		2,555	2,001,808
5.375%, 12/01/2028(a)		82	53,762
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	97,919
Seagate HDD Cayman 3.375%, 07/15/2031		45	35,034
4.091%, 06/01/2029		1,382	1,181,142
4.125%, 01/15/2031		38	31,056
5.75%, 12/01/2034		61	53,707
Sensata Technologies BV 4.875%, 10/15/2023(a)		154	151,518
5.00%, 10/01/2025(a)		219	210,114
5.625%, 11/01/2024(a)		215	212,821
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,100	882,874
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		281	236,527
Vericast Corp. 11.00%, 09/15/2026(a)		130	124,704
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		2,993	2,250,418

	Principal Amount (000)		U.S. $ Value

Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	717	$575,937
Xerox Corp. 6.75%, 12/15/2039		42	35,574
Xerox Holdings Corp. 5.50%, 08/15/2028(a)		226	189,765

			25,754,869

Transportation - Airlines – 0.4%
American Airlines Pass Through Trust 3.375%, 05/01/2027		204	179,754
American Airlines, Inc. 11.75%, 07/15/2025(a)		190	196,648
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,258	1,159,004
5.75%, 04/20/2029(a)		1,115	951,990
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		965	865,081
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		265	272,503

			3,624,980

Transportation - Services – 0.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	625	544,722
6.125%, 10/15/2026(a)	U.S.$	228	196,176
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		53	44,038
5.75%, 07/15/2027(a)		1,031	920,976
BCP V Modular Services 6.75%, 11/30/2029	EUR	1,214	929,902
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		132	110,039
EC Finance PLC 3.00%, 10/15/2026		302	277,931
Herc Holdings, Inc. 5.50%, 07/15/2027(a)	U.S.$	104	95,185
Loxam SAS 2.875%, 04/15/2026(a)	EUR	301	266,678
4.50%, 02/15/2027		629	565,348
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	1,655	1,252,057
United Rentals North America, Inc. 5.50%, 05/15/2027		113	110,872

			5,313,924

			419,653,651

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 6.6%
Banking – 2.0%
Ally Financial, Inc.
Series B 4.70%, 05/15/2026(k)	U.S.$	2,950	$2,360,479
Series C 4.70%, 05/15/2028(k)		256	188,864
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(k)		1,200	1,097,829
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		1,253	1,150,003
7.00%, 01/15/2026(a)		600	572,940
CaixaBank SA 5.875%, 10/09/2027(a) (k)	EUR	1,000	922,460
Credit Suisse Group AG 6.25%, 12/18/2024(a) (k)	U.S.$	1,404	1,281,150
6.375%, 08/21/2026(a) (k)		1,290	1,068,995
7.50%, 07/17/2023(a) (k)		1,415	1,302,120
Discover Financial Services Series D 6.125%, 06/23/2025(k)		3,470	3,456,057
Freedom Mortgage Corp. 7.625%, 05/01/2026(a)		87	68,478
8.25%, 04/15/2025(a)		222	187,590
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		540	517,986
5.71%, 01/15/2026(a)		1,444	1,373,334
Societe Generale SA 8.00%, 09/29/2025(a) (k)		2,608	2,560,456

			18,108,741

Brokerage – 0.7%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		1,425	1,417,064
Hightower Holding LLC 6.75%, 04/15/2029(a)		2,936	2,210,342
LPL Holdings, Inc. 4.375%, 05/15/2031(a)		75	64,162
NFP Corp. 6.875%, 08/15/2028(a)		2,964	2,464,824

			6,156,392

Finance – 1.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		1,229	1,027,814
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		1,374	1,121,388
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		1,036	867,249
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	799,117
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		3,764	2,360,374

	Principal Amount (000)		U.S. $ Value

Enact Holdings, Inc. 6.50%, 08/15/2025(a)	U.S.$	221	$208,700
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		2,339	2,055,316
goeasy Ltd. 4.375%, 05/01/2026(a)		389	328,830
Home Point Capital, Inc. 5.00%, 02/01/2026(a)		9	6,207
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/2029		125	101,051
4.75%, 09/15/2024		149	139,729
6.25%, 05/15/2026		189	176,879
ILFC E-Capital Trust II 5.10% (LIBOR 3 Month +1.80%), 12/21/2065(a) (i)		2,000	1,525,296
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		350	292,046
LD Holdings Group LLC 6.50%, 11/01/2025(a)		127	86,546
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	395,165
Midcap Financial Issuer Trust 5.625%, 01/15/2030(a)	U.S.$	216	168,495
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030(a)		190	142,196
Navient Corp. 4.875%, 03/15/2028		982	767,152
5.00%, 03/15/2027		100	82,485
5.50%, 03/15/2029		79	61,569
5.625%, 08/01/2033		69	48,398
OneMain Finance Corp. 3.50%, 01/15/2027		174	139,062
5.375%, 11/15/2029		124	100,548
PennyMac Financial Services, Inc. 5.75%, 09/15/2031(a)		181	135,199
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	176,694
Springleaf Finance Corp. 7.125%, 03/15/2026		180	167,796
United Wholesale Mortgage LLC 5.75%, 06/15/2027(a)		15	12,024
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.375%, 02/01/2030(a)		15	11,962
7.875%, 05/01/2027(a)		27	23,827

			13,529,114

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		491	442,639
10.125%, 08/01/2026(a)		1,086	1,060,909

	Principal Amount (000)		U.S. $ Value

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)	U.S.$	196	$173,777
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK)(11.50% Cash or 12.75% PIK), 01/15/2027(a) (f)		1,811	1,892,100
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		2,110	1,706,343
HUB International Ltd. 7.00%, 05/01/2026(a)		292	275,711
MBIA, Inc. 5.70%, 12/01/2034		16	14,702
MGIC Investment Corp. 5.25%, 08/15/2028		189	169,288
Molina Healthcare, Inc. 3.875%, 05/15/2032(a)		206	173,107
4.375%, 06/15/2028(a)		206	184,655

			6,093,231

Other Finance – 0.5%
Altice France Holding SA 10.50%, 05/15/2027(a)		204	171,185
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,967	1,633,083
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		852	532,265
3.625%, 10/01/2031(a)		841	470,438
Intrum AB 3.00%, 09/15/2027(a) (g)	EUR	360	290,469
3.125%, 07/15/2024(a)		489	473,529
3.50%, 07/15/2026(a)		705	616,474
4.875%, 08/15/2025		683	647,388

			4,834,831

REITs – 1.2%
ADLER Group SA 2.75%, 11/13/2026(a)		200	105,415
Aedas Homes Opco SLU 4.00%, 08/15/2026		1,580	1,394,595
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	2,519	2,098,682
5.75%, 05/15/2026(a)		406	369,780
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028(a)		199	184,911
Diversified Healthcare Trust 9.75%, 06/15/2025		477	471,341
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		53	43,409
4.875%, 09/15/2027-09/15/2029(a)		385	337,624
5.25%, 03/15/2028(a)		1,576	1,414,628
5.625%, 07/15/2032(a)		157	132,871

	Principal Amount (000)		U.S. $ Value

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)	U.S.$	99	$76,411
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	786	668,244
New Residential Investment Corp. 6.25%, 10/15/2025(a)	U.S.$	18	15,687
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)		1,062	913,438
7.50%, 06/01/2025(a)		69	68,956
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 04/15/2030(a)		54	39,966
5.75%, 01/15/2029(a)		236	180,340
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 02/15/2029(a)		17	14,409
SBA Communications Corp. 3.125%, 02/01/2029		82	67,086
Service Properties Trust 4.95%, 10/01/2029		172	117,386
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 7.875%, 02/15/2025(a)		187	180,449
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75%, 04/15/2028(a)		244	201,090
Via Celere Desarrollos 5.25%, 04/01/2026	EUR	771	693,830
Vivion Investments SARL 3.00%, 08/08/2024(a) (g)		1,000	907,950
3.50%, 11/01/2025(a)		400	356,166

			11,054,664

			59,776,973

Utility – 1.4%
Electric – 1.2%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	242	202,439
Calpine Corp. 3.75%, 03/01/2031(a)		3,323	2,705,829
5.125%, 03/15/2028(a)		497	440,752
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	167	136,132
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	252	203,665
3.875%, 02/15/2032(a)		12	9,527
5.25%, 06/15/2029(a)		225	201,007
5.75%, 01/15/2028		173	159,025
6.625%, 01/15/2027		7	6,864
PG&E Corp. 5.00%, 07/01/2028		209	179,636
5.25%, 07/01/2030		38	31,239

	Principal Amount (000)		U.S. $ Value

Vistra Corp. 7.00%, 12/15/2026(a) (k)	U.S.$	835	$759,850
8.00%, 10/15/2026(a) (k)		1,003	962,495
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		4,724	3,968,414
5.00%, 07/31/2027(a)		200	181,285
5.50%, 09/01/2026(a)		115	108,515
5.625%, 02/15/2027(a)		163	153,256

			10,409,930

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		1,835	1,740,115

			12,150,045

Total Corporates - Non-Investment Grade (cost $586,893,188)			491,580,669

CORPORATES - INVESTMENT GRADE – 10.9%
Financial Institutions – 5.6%
Banking – 3.0%
Ally Financial, Inc. 8.00%, 11/01/2031		39	42,964
Banco Santander SA 4.175%, 03/24/2028		800	764,672
5.179%, 11/19/2025		400	400,960
Bank of America Corp.
Series DD 6.30%, 03/10/2026(k)		3,043	3,041,265
Series Z 6.50%, 10/23/2024(k)		57	56,932
Barclays PLC 7.125%, 06/15/2025(k)	GBP	404	472,525
7.25%, 03/15/2023(a) (k)		219	261,927
Citigroup, Inc. 5.95%, 01/30/2023(k)	U.S.$	2,689	2,637,537
Series W 4.00%, 12/10/2025(k)		413	357,245
Commerzbank AG 8.125%, 09/19/2023(a)		200	205,557
Credit Agricole SA 8.125%, 12/23/2025(a) (k)		1,461	1,495,699
8.125%, 03/23/2171(k)		448	460,320
Deutsche Bank AG 5.882%, 07/08/2031		200	182,855
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		100	110,573
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		364	361,756
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(k)		2,134	1,810,388

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 4.762%, 03/29/2033	U.S.$	901	$831,604
6.00%, 09/29/2023(a) (k)	EUR	1,819	1,884,572
Series E 4.75%, 07/04/2029(a) (k)		1,595	1,400,657
ING Groep NV 6.50%, 04/16/2025(k)	U.S.$	520	490,170
Lloyds Banking Group PLC 3.369%, 12/14/2046		443	315,828
7.625%, 06/27/2023(a) (k)	GBP	1,760	2,137,606
Nordea Bank Abp 6.625%, 03/26/2026(a) (k)	U.S.$	3,065	2,926,498
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	1,677,778
Standard Chartered PLC 7.75%, 04/02/2023(a) (k)		440	435,600
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (k)		1,000	956,400
UBS Group AG 7.00%, 02/19/2025(a) (k)		620	613,927
UniCredit SpA 5.861%, 06/19/2032(a)		401	353,773

			26,687,588

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(k)		1,251	1,063,774

Finance – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,371	1,100,422
Aircastle Ltd. 4.25%, 06/15/2026		33	30,397
5.25%, 08/11/2025(a)		2,239	2,168,414
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		295	258,183
4.125%, 08/01/2025(a)		395	379,010
4.875%, 10/01/2025(a)		319	311,684
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		200	179,500
Huarong Finance 2019 Co., Ltd. 3.75%, 05/29/2024(a)		343	327,565
Huarong Finance II Co., Ltd. 4.875%, 11/22/2026(a)		430	393,450
5.50%, 01/16/2025(a)		1,082	1,045,482

			6,194,107

Insurance – 1.5%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	1,691,482

	Principal Amount (000)		U.S. $ Value

Centene Corp. 2.45%, 07/15/2028	U.S.$	220	$183,513
2.625%, 08/01/2031		2,925	2,347,313
3.00%, 10/15/2030		137	113,551
3.375%, 02/15/2030		214	181,490
4.625%, 12/15/2029		226	210,742
Enstar Finance LLC 5.50%, 01/15/2042		216	177,540
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		39	31,691
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(a)		43	34,447
7.80%, 03/15/2037(a)		2,245	2,575,254
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,095,145
Prudential Financial, Inc. 5.20%, 03/15/2044		340	321,877
5.625%, 06/15/2043		1,082	1,056,056
Radian Group, Inc. 6.625%, 03/15/2025		189	185,996
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,628,103

			13,834,200

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		235	224,878

REITs – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		120	110,037
5.25%, 08/01/2026		137	129,217
Office Properties Income Trust 3.45%, 10/15/2031		1,582	1,174,890
Trust Fibra Uno 4.869%, 01/15/2030(a)		605	511,149
VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(a)		767	731,383

			2,656,676

			50,661,223

Industrial – 5.2%
Basic – 0.7%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		206	183,815
6.125%, 05/15/2028(a)		400	389,105
ArcelorMittal SA 6.75%, 03/01/2041		362	357,998
7.00%, 10/15/2039		400	408,620
Arconic Corp. 6.00%, 05/15/2025(a)		981	961,748
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,139,532

	Principal Amount (000)		U.S. $ Value

Freeport Indonesia PT 4.763%, 04/14/2027(a)	U.S.$	281	$269,058
Freeport-McMoRan, Inc. 5.45%, 03/15/2043		694	642,059
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,300
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	343,974
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	230	209,802
MEGlobal Canada ULC 5.875%, 05/18/2030(a)	U.S.$	343	360,536
Nexa Resources SA 6.50%, 01/18/2028(a)		973	929,397
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	259,475
Suzano Austria GmbH 7.00%, 03/16/2047(a)		231	219,999

			6,676,418

Capital Goods – 0.3%
Cellnex Finance Co. SA 3.875%, 07/07/2041(a)		249	170,151
General Electric Co. Series D 5.159% (LIBOR 3 Month + 0.00%), 09/15/2022(i) (k)		1,681	1,470,525
Howmet Aerospace, Inc. 3.00%, 01/15/2029		24	19,876
5.90%, 02/01/2027		119	117,930
5.95%, 02/01/2037		187	176,256
Textron Financial Corp. 3.146% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (i)		575	426,631

			2,381,369

Communications - Media – 0.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.875%, 08/15/2027(a)		229	195,370
Magallanes, Inc. 3.755%, 03/15/2027(a)		745	699,178
4.054%, 03/15/2029(a)		179	164,102
4.279%, 03/15/2032(a)		1,034	923,762
Netflix, Inc. 4.875%, 04/15/2028		247	233,199
5.375%, 11/15/2029(a)		151	142,725
5.875%, 11/15/2028		175	171,314
Paramount Global 6.25%, 02/28/2057		200	174,951
6.375%, 03/30/2062		89	79,480

	Principal Amount (000)		U.S. $ Value

Prosus NV 4.027%, 08/03/2050(a)	U.S.$	331	$206,627

			2,990,708

Communications - Telecommunications – 0.8%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		211	195,112
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		1,040	886,817
3.375%, 04/15/2029(a)		2,720	2,374,820
3.50%, 04/15/2031(a)		3,775	3,242,327
4.75%, 02/01/2028		39	37,594
5.375%, 04/15/2027		169	167,399

			6,904,069

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045		19	16,002
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	29,908
Lear Corp. 3.50%, 05/30/2030		3	2,612
4.25%, 05/15/2029		17	15,731
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	995,194

			1,059,447

Consumer Cyclical - Other – 0.5%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		218	195,881
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,546,569
Owens Corning 7.00%, 12/01/2036		777	852,820
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		1,100	884,562
Sands China Ltd. 3.25%, 08/08/2031(a)		285	184,181
4.875%, 06/18/2030		935	673,855

			4,337,868

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029-03/15/2030(a)		817	690,145
6.125%, 03/15/2032(a)		569	474,647
Nordstrom, Inc. 4.25%, 08/01/2031		188	142,762
4.375%, 04/01/2030		201	156,399
5.00%, 01/15/2044		52	37,053
QVC, Inc. 4.375%, 09/01/2028		5	3,677
4.75%, 02/15/2027		213	169,836

			1,674,519

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.4%
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)	U.S.$	770	$668,234
4.00%, 03/15/2031(a)		1,241	1,062,695
Newell Brands, Inc. 4.45%, 04/01/2026		687	654,074
4.875%, 06/01/2025		170	167,683
5.625%, 04/01/2036		57	49,297
5.75%, 04/01/2046		41	33,172
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		1,249	979,176
5.875%, 09/30/2027(a)		208	199,081

			3,813,412

Energy – 0.8%
Apache Corp. 4.25%, 01/15/2030		221	197,040
4.75%, 04/15/2043		74	57,833
5.10%, 09/01/2040		134	113,172
6.00%, 01/15/2037		76	70,164
Cenovus Energy, Inc. 6.75%, 11/15/2039		67	71,338
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		970	936,808
DCP Midstream Operating LP 5.60%, 04/01/2044		45	36,412
6.75%, 09/15/2037(a)		192	182,540
Ecopetrol SA 4.625%, 11/02/2031		588	443,940
5.875%, 11/02/2051		118	77,290
6.875%, 04/29/2030		1,035	909,765
Energy Transfer LP 3.90%, 07/15/2026		32	30,782
4.40%, 03/15/2027		1,466	1,414,461
4.75%, 01/15/2026		25	24,951
EQT Corp. 3.90%, 10/01/2027		291	271,942
Hunt Oil Co., of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		185	169,166
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	350,822
Patterson-UTI Energy, Inc. 3.95%, 02/01/2028		175	145,429
Western Midstream Operating LP 3.60%, 02/01/2025		114	105,445
3.95%, 06/01/2025		264	249,156
4.50%, 03/01/2028		216	194,973
4.55%, 02/01/2030		817	707,230
4.75%, 08/15/2028		453	414,353
5.30%, 03/01/2048		22	17,743
5.45%, 04/01/2044		193	160,263
5.75%, 02/01/2050		111	89,679

			7,442,697

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)	U.S.$	1,580	$1,574,371
Fluor Corp. 4.25%, 09/15/2028		227	198,410

			1,772,781

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		176	181,514
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	5,011

			186,525

Technology – 0.4%
Broadcom, Inc. 4.00%, 04/15/2029(a)		211	195,896
4.15%, 04/15/2032(a)		1,017	920,730
4.75%, 04/15/2029		85	82,602
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		457	444,534
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		130	161,972
HP, Inc. 5.50%, 01/15/2033		1,353	1,321,009
Nokia Oyj 6.625%, 05/15/2039		128	126,505

			3,253,248

Transportation - Airlines – 0.5%
American Airlines Pass Through Trust 4.95%, 01/15/2023		95	92,241
Delta Air Lines, Inc. 2.90%, 10/28/2024		154	142,683
7.00%, 05/01/2025(a)		1,091	1,104,312
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		716	673,040
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,439,748

			4,452,024

			46,945,085

Utility – 0.1%
Electric – 0.1%
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)		237	201,734
4.35%, 01/15/2025(a)		221	217,463
4.55%, 04/01/2049(a)		205	166,817
5.45%, 07/15/2044(a)		111	102,913

			688,927

Total Corporates - Investment Grade (cost $104,375,057)			98,295,235

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.0%
Risk Share Floating Rate – 4.7%
Bellemeade Re Ltd.
Series 2018-3A, Class M2 4.374% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (i)	U.S.$	915	$895,894
Series 2019-3A, Class M1C 3.574% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (i)		1,555	1,525,596
Series 2019-4A, Class M2 4.474% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (i)		475	455,434
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 5.974% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (i)		441	436,941
Eagle Re Ltd. Series 2018-1, Class M2 4.624% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (i)		2,764	2,738,076
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(i)		812	817,108
Series 2014-DN3, Class M3 5.624% (LIBOR 1 Month + 4.00%), 08/25/2024(i)		45	45,282
Series 2014-HQ2, Class M3 5.374% (LIBOR 1 Month + 3.75%), 09/25/2024(i)		1,621	1,639,317
Series 2015-DN1, Class B 13.124% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		1,404	1,412,696
Series 2015-DNA1, Class B 10.824% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		593	600,718
Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(i)		55	55,675
Series 2015-DNA2, Class B 9.174% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		1,448	1,412,464
Series 2015-DNA3, Class B 10.974% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		1,016	1,030,921
Series 2015-HQ1, Class B 12.374% (LIBOR 1 Month + 10.75%), 03/25/2025(i)		2,029	2,043,174

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA1, Class B 10.424% (LIBOR 1 Month + 8.80%), 03/25/2028(i)	U.S.$	1,002	$1,003,514
Series 2016-DNA2, Class B 12.124% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		854	894,490
Series 2016-DNA3, Class B 12.874% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		2,751	2,953,170
Series 2016-DNA4, Class B 10.224% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		393	385,206
Series 2016-HQA2, Class B 13.124% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		421	458,277
Series 2017-DNA2, Class B1 6.774% (LIBOR 1 Month + 5.15%), 10/25/2029(i)		978	1,007,203
Series 2017-DNA3, Class B1 6.074% (LIBOR 1 Month + 4.45%), 03/25/2030(i)		323	320,049
Series 2018-HQA1, Class M2 3.924% (LIBOR 1 Month + 2.30%), 09/25/2030(i)		362	359,474
Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (i)		315	312,969
Series 2020-HQA2, Class M2 4.724% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (i)		47	46,865
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 6.024% (LIBOR 1 Month + 4.40%), 01/25/2024(i)		737	753,781
Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		1,095	1,126,382
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(i)		172	172,489
Series 2015-C03, Class 1M2 6.624% (LIBOR 1 Month + 5.00%), 07/25/2025(i)		512	517,951
Series 2015-C04, Class 1M2 7.324% (LIBOR 1 Month + 5.70%), 04/25/2028(i)		1,191	1,243,830
Series 2015-C04, Class 2M2 7.174% (LIBOR 1 Month + 5.55%), 04/25/2028(i)		384	396,697
Series 2016-C01, Class 1B 13.374% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		675	744,986

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(i)	U.S.$	1,114	$1,169,983
Series 2016-C01, Class 2M2 8.574% (LIBOR 1 Month + 6.95%), 08/25/2028(i)		218	228,464
Series 2016-C02, Class 1B 13.874% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		447	500,487
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(i)		607	630,844
Series 2016-C03, Class 1B 13.374% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		372	411,137
Series 2016-C03, Class 2B 14.374% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		630	709,404
Series 2016-C04, Class 1B 11.874% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		1,478	1,564,951
Series 2016-C05, Class 2B 12.40% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		1,817	1,929,587
Series 2016-C06, Class 1B 10.874% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		1,277	1,311,180
Series 2016-C07, Class 2B 11.124% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		1,555	1,597,987
Series 2016-C07, Class 2M2 5.974% (LIBOR 1 Month + 4.35%), 05/25/2029(i)		127	131,358
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(i)		718	732,911
Series 2017-C03, Class 1B1 6.474% (LIBOR 1 Month + 4.85%), 10/25/2029(i)		142	146,826
Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(i)		116	117,522
Series 2017-C05, Class 1B1 5.224% (LIBOR 1 Month + 3.60%), 01/25/2030(i)		319	313,021
Series 2017-C06, Class 2M2 4.424% (LIBOR 1 Month + 2.80%), 02/25/2030(i)		23	22,786
Series 2018-C01, Class 1B1 5.174% (LIBOR 1 Month + 3.55%), 07/25/2030(i)		1,102	1,087,950
Home Re Ltd. Series 2018-1, Class M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2028(a) (i)		988	976,928

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.124% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (i)	U.S.$	444	$431,977
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 4.524% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (i)		199	198,383
Traingle Re Ltd. Series 2020-1, Class M2 7.224% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (i)		480	481,652
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.124% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (i)		151	140,339

			42,642,306

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		521	331,620
Series 2006-42, Class 1A6 6.00%, 01/25/2047		469	310,289
Series 2006-HY12, Class A5 3.359%, 08/25/2036		576	540,521
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		597	463,776
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		534	343,285
Bear Stearns ARM Trust
Series 2007-3, Class 1A1 3.278%, 05/25/2047		87	80,868
Series 2007-4, Class 22A1 3.615%, 06/25/2047		333	311,363
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		407	172,482
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.92%, 09/25/2047		100	90,358
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.313%, 03/25/2037		49	43,521
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		483	437,435
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		192	92,785
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		215	196,838

	Principal Amount (000)		U.S. $ Value

Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036	U.S.$	127	$71,950
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.305%, 10/25/2036		1,254	388,378
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.767%, 12/28/2037		340	321,486

			4,196,955

Non-Agency Floating Rate – 0.4%
Alternative Loan Trust Series 2007-7T2, Class A3 2.224% (LIBOR 1 Month + 0.60%), 04/25/2037(i)		1,999	699,602
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 2.224% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		298	131,013
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10 1.874% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		214	59,772
Series 2007-FA2, Class 1A6 3.926% (5.55% - LIBOR 1 Month), 04/25/2037(i) (l)		72	10,931
Lehman XS Trust Series 2007-10H, Class 2AIO 5.938% (7.00% - LIBOR 1 Month), 07/25/2037(i) (l)		136	16,576
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 4.926% (6.55% - LIBOR 1 Month), 12/25/2036(i) (l)		1,935	217,071
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.984% (LIBOR 1 Month + 0.36%), 01/25/2037(i)		5,638	2,562,128

			3,697,093

Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(m)		10,893	2,299,910

	Principal Amount (000)		U.S. $ Value

Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(m)	U.S.$	4,969	$1,151,045

			3,450,955

Total Collateralized Mortgage Obligations (cost $56,726,858)			53,987,309

EMERGING MARKETS - CORPORATE BONDS – 5.4%
Industrial – 4.5%
Basic – 1.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		652	505,300
7.45%, 11/15/2029(a)		1,010	870,367
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		1,072	966,730
CSN Inova Ventures 6.75%, 01/28/2028(a)		2,644	2,320,110
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		986	794,654
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		1,215	1,081,350
7.50%, 04/01/2025(a)		261	247,461
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		1,431	1,384,492
OCP SA 3.75%, 06/23/2031(a)		403	304,265
Stillwater Mining Co. 4.00%, 11/16/2026(a)		319	264,770
4.50%, 11/16/2029(a)		309	242,565
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	1,879,680
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		99	86,180

			10,947,924

Capital Goods – 0.4%
Cemex SAB de CV 3.875%, 07/11/2031(a)		1,090	820,988
5.125%, 06/08/2026(a) (k)		505	428,619
7.375%, 06/05/2027(a)		424	420,820
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	866,821
6.95%, 01/17/2028(a)		724	700,832
IHS Holding Ltd. 5.625%, 11/29/2026(a)		402	329,338
6.25%, 11/29/2028(a)		383	305,443
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(h)		2,661	10,645

			3,883,506

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)	U.S.$	1,130	$877,168

Communications - Telecommunications – 0.3%
CT Trust 5.125%, 02/03/2032(a)		230	184,288
Digicel Group Holdings Ltd. 7.00%, 07/18/2022(f) (h) (k)		95	43,510
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		1,653	1,588,996
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		657	602,081
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	373,184

			2,792,059

Consumer Cyclical - Other – 0.7%
Allwyn Entertainment Finance (UK) PLC 4.125% (EURIBOR 3 Month + 4.12%), 02/15/2028(i)	EUR	650	619,209
Allwyn International AS 3.875%, 02/15/2027(a)		170	150,983
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	1,356	806,820
5.625%, 07/17/2027(a)		965	650,796
5.75%, 07/21/2028(a)		1,255	790,650
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		200	141,320
5.25%, 06/18/2025(a)		222	170,843
5.375%, 05/15/2024(a)		398	336,310
5.875%, 05/15/2026(a)		414	314,329
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		289	247,095
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		609	303,663
6.00%, 07/15/2025(a)		448	284,480
6.50%, 01/15/2028(a)		199	111,938
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	207,527
5.50%, 01/15/2026-10/01/2027(a)		1,481	985,457
5.625%, 08/26/2028(a)		717	441,672

			6,563,092

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(b) (c)	ZAR	66	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (c) (f) (h)	U.S.$	1,084	0

	Principal Amount (000)		U.S. $ Value

K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (f) (h)	U.S.$	685	$0

			0

Consumer Non-Cyclical – 0.8%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(b) (c) (k)		780	348,199
BRF SA 4.875%, 01/24/2030(a)		455	360,815
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		161	141,660
MARB BondCo PLC 3.95%, 01/29/2031(a)		2,318	1,770,998
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		837	736,560
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	395,175
4.375%, 05/09/2030		1,000	832,989
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	441,970
5.125%, 05/09/2029		517	425,879
7.125%, 01/31/2025		1,040	1,009,645
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (d) (f) (h) (n)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		327	251,851
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (h)		4,090	410
10.875%, 01/13/2020(b) (c) (d) (e) (h)		480	48
11.75%, 02/09/2022(b) (c) (d) (e) (h)		1,620	162

			6,716,423

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		549	461,160
Cosan SA 5.50%, 09/20/2029(a)		461	425,215
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		957	888,814
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		403	341,744
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		545	446,832
7.75%, 05/01/2027(a)		200	169,000
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		190	186,984
6.50%, 06/30/2027(a)		1,197	1,099,221
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	466,312

	Principal Amount (000)		U.S. $ Value

MV24 Capital BV 6.748%, 06/01/2034(a)	U.S.$	493	$441,786
Peru LNG Srl 5.375%, 03/22/2030(a)		909	734,017
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		581	517,090
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		558	409,362

			6,587,537

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		454	398,470
StoneCo Ltd. 3.95%, 06/16/2028(a)		309	243,975

			642,445

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		2,039	1,763,735

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		204	159,095

			40,932,984

Utility – 0.6%
Electric – 0.6%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		495	443,644
AES Andes SA 6.35%, 10/07/2079(a)		495	445,809
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,003,237
India Clean Energy Holdings 4.50%, 04/18/2027(a)		511	367,920
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		501	399,867
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		1,204	1,051,092
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		188	176,423
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		118	113,525

			5,001,517

Financial Institutions – 0.3%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	542,884

	Principal Amount (000)		U.S. $ Value

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a) (f)	U.S.$	232	$175,669

Insurance – 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (f)		416	400,712

Other Finance – 0.0%
OEC Finance Ltd.
4.375%, 10/25/2029(a) (f)		194	5,738
5.25%, 12/27/2033(a) (f)		621	19,254
7.125%, 12/26/2046(a) (f)		1,675	50,242

			75,234

REITs – 0.2%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		298	95,360
China Aoyuan Group Ltd. 5.375%, 09/13/2022(a) (d) (n)		247	19,760
5.88%, 03/01/2027(a) (d) (n)		306	28,649
China Evergrande Group 11.50%, 01/22/2023(a) (d) (n)		400	33,075
China SCE Group Holdings Ltd. 6.00%, 02/04/2026(a)		631	170,370
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		320	171,060
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a) (d) (n)		206	28,171
11.65%, 06/01/2026(a) (d) (n)		371	50,271
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		320	60,800
7.40%, 01/13/2027(a)		254	44,450
Logan Group Co., Ltd. 4.85%, 12/14/2026(a)		241	51,815
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		201	32,160
5.95%, 04/30/2025(a)		505	80,800
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(a)		206	20,600
8.10%, 06/09/2023(a)		405	52,650
Scenery Journey Ltd. 11.50%, 10/24/2022(a) (d) (n)		494	31,740
12.00%, 10/24/2023(a) (d) (n)		1,128	72,121
Seazen Group Ltd. 4.45%, 07/13/2025(a)		306	178,627
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)		256	26,880
5.60%, 07/15/2026(a)		378	39,690

	Principal Amount (000)		U.S. $ Value

Sunac China Holdings Ltd. 5.95%, 04/26/2024(a) (d) (n)	U.S.$	320	$44,800
6.50%, 01/26/2026(a) (d) (n)		334	46,760
Times China Holdings Ltd. 5.75%, 01/14/2027(a)		320	43,200
6.20%, 03/22/2026(a)		200	28,000
6.75%, 07/08/2025(a)		313	43,820
Yango Justice International Ltd. 7.50%, 02/17/2025(a) (d) (n)		206	12,360
8.25%, 11/25/2023(a) (d) (n)		414	24,840
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a) (d) (n)		320	20,800
7.35%, 02/05/2025(a) (d) (n)		326	21,190

			1,574,819

			2,769,318

Total Emerging Markets - Corporate Bonds (cost $70,744,039)			48,703,819

BANK LOANS – 5.2%
Industrial – 4.7%
Capital Goods – 0.6%
ACProducts Holdings, Inc. 5.916% (LIBOR 3 Month + 4.25%), 05/17/2028(o)		1,468	1,130,300
6.500% (LIBOR 3 Month + 4.25%), 05/17/2028(o)		489	376,767
Apex Tool Group, LLC 6.534% (SOFR 1 Month + 5.25%), 02/08/2029(o)		1,739	1,525,599
Chariot Buyer LLC 4.000% (LIBOR 1 Month + 3.50%), 11/03/2028(o)		159	143,412
Granite US Holdings Corporation 6.313% (LIBOR 3 Month + 4.00%), 09/30/2026(b) (o)		1,517	1,429,353
TransDigm, Inc. 3.916% (LIBOR 1 Month + 2.25%), 12/09/2025(o)		344	325,422
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.166% (LIBOR 1 Month + 2.50%), 10/23/2025(o)		110	107,661

			5,038,514

Communications - Media – 0.2%
Advantage Sales & Marketing Inc. 6.166% (LIBOR 1 Month + 4.50%), 10/28/2027(o)		1,724	1,581,541
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR 3 Month + 3.50%), 08/21/2026(o)		316	270,420

	Principal Amount (000)		U.S. $ Value

iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 4.666% (LIBOR 1 Month + 3.00%), 05/01/2026(o)	U.S.$	355	$328,818

			2,180,779

Communications - Telecommunications – 0.8%
Crown Subsea Communications Holding, Inc. 5.812% (LIBOR 1 Month + 4.75%), 04/27/2027(b) (o)		1,515	1,438,860
DIRECTV Financing, LLC 6.666% (LIBOR 1 Month + 5.00%), 08/02/2027(o)		653	599,172
Intrado Corporation 5.666% (LIBOR 1 Month + 4.00%), 10/10/2024(o)		957	809,721
Proofpoint, Inc. 7.825% (LIBOR 3 Month + 6.25%), 08/31/2029(o)		2,480	2,368,400
Zacapa SARL 6.304% (SOFR 3 Month + 4.25%), 03/22/2029(o)		2,137	1,989,515

			7,205,668

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 4.916% (LIBOR 1 Month + 3.25%), 04/30/2026(b) (o)		431	401,421

Consumer Cyclical - Other – 0.1%
Caesars Resort Collection, LLC 4.416% (LIBOR 1 Month + 2.75%), 12/23/2024(o)		1,366	1,312,527

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. 4.416% (LIBOR 1 Month + 2.75%), 02/05/2025(o)		831	786,317

Consumer Cyclical - Retailers – 0.4%
Great Outdoors Group, LLC 5.416% (LIBOR 1 Month + 3.75%), 03/06/2028(o)		479	435,633
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(o)		2,213	2,077,158
Restoration Hardware, Inc. 4.875% (SOFR 1 Month + 3.25%), 10/20/2028(o)		840	747,600

			3,260,391

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.7%
Gainwell Acquisition Corp. 6.250% (LIBOR 3 Month + 4.00%), 10/01/2027(o)	U.S.$	1,221	$1,152,696
Global Medical Response, Inc. 5.916% (LIBOR 1 Month + 4.25%), 03/14/2025(o)		893	829,240
Kronos Acquisition Holdings, Inc. 5.416% (LIBOR 1 Month + 3.75%), 12/22/2026(o)		778	704,615
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.810% (LIBOR 1 Month + 3.75%), 11/16/2025(o)		793	738,015
Mallinckrodt International Finance S.A. 6.246% (LIBOR 1 Month + 5.25%), 09/24/2024(o)		864	738,151
Padagis LLC 5.719% (LIBOR 3 Month + 4.75%), 07/06/2028(b) (o)		471	431,765
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.256% (LIBOR 3 Month + 5.25%), 12/15/2027(b) (o)		1,955	1,720,685

			6,315,167

Energy – 0.5%
CITGO Petroleum Corporation 7.916% (LIBOR 1 Month + 6.25%), 03/28/2024(o)		512	506,782
GIP II Blue Holding, L.P. 6.750% (LIBOR 3 Month + 4.50%), 09/29/2028(o)		2,954	2,856,808
Parkway Generation, LLC 6.420% (LIBOR 1 Month + 4.75%), 02/18/2029(o)		998	958,141

			4,321,731

Other Industrial – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(o)		2,109	1,987,370
Dealer Tire, LLC 5.916% (LIBOR 1 Month + 4.25%), 12/12/2025(o)		293	279,214
FCG Acquisitions, Inc. 9.000% (LIBOR 3 Month + 6.75%), 03/30/2029(b) (o)		640	611,200
Rockwood Service Corporation 5.916% (LIBOR 1 Month + 4.25%), 01/23/2027(b) (o)		84	81,560

			2,959,344

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Amentum Government Services Holdings LLC 5.416% (LIBOR 1 Month + 3.75%), 01/29/2027(o)	U.S.$	314	$297,726
Verscend Holding Corp. 5.666% (LIBOR 1 Month + 4.00%), 08/27/2025(o)		748	714,146

			1,011,872

Technology – 0.9%
Ascend Learning, LLC 6.810% (LIBOR 1 Month + 5.75%), 12/10/2029(b) (o)		840	768,600
Banff Guarantor, Inc. 7.166% (LIBOR 1 Month + 5.50%), 02/27/2026(o)		690	646,447
Boxer Parent Company, Inc. 5.416% (LIBOR 1 Month + 3.75%), 10/02/2025(o)		1,493	1,386,998
Endurance International Group Holdings, Inc. 4.620% (LIBOR 1 Month + 3.50%), 02/10/2028(o)		1,974	1,768,200
FINThrive Software Intermediate Holdings, Inc. 8.416% (LIBOR 1 Month + 6.75%), 12/17/2029(o)		660	584,100
Loyalty Ventures, Inc. 6.166% (LIBOR 1 Month + 4.50%), 11/03/2027(o)		1,675	1,301,842
Peraton Corp. 5.416% (LIBOR 1 Month + 3.75%), 02/01/2028(o)		621	581,432
Presidio Holdings, Inc. 4.740% (LIBOR 3 Month + 3.50%), 01/22/2027(o)		373	351,730
5.170% (LIBOR 1 Month + 3.50%), 01/22/2027(o)		18	16,535
Veritas US, Inc. 7.25% (LIBOR 3 Month + 5.00%), 09/01/2025(o)		577	470,556

			7,876,440

			42,670,171

Financial Institutions – 0.3%
Finance – 0.0%
Orbit Private Holdings I Ltd. 6.705% (LIBOR 3 Month + 4.50%), 12/11/2028(b) (o)		239	225,666

	Principal Amount (000)		U.S. $ Value

Insurance – 0.3%
Jones DesLauriers Insurance Management, Inc. 9.313% (CDOR 3 Month + 7.50%), 03/26/2029(b) (o)	CAD	1,725	$1,243,248
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 5.416% (LIBOR 1 Month + 3.75%), 09/03/2026(o)	U.S.$	1,370	1,299,674

			2,542,922

			2,768,588

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 5.416% (LIBOR 1 Month + 3.75%), 11/09/2026(o)		1,564	1,433,068
6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(o)		313	286,832

			1,719,900

Total Bank Loans (cost $50,898,505)			47,158,659

EMERGING MARKETS - SOVEREIGNS – 4.6%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	662,781
8.25%, 05/09/2028(a)		200	166,000
9.50%, 11/12/2025(a)		2,118	1,945,913

			2,774,694

Argentina – 0.4%
Argentine Republic Government International Bond 0.50%, 07/09/2030		952	207,958
1.00%, 07/09/2029		1,099	256,594
1.125%, 07/09/2035		10,982	2,295,335
2.00%, 01/09/2038		1,323	383,672
2.50%, 07/09/2041		562	144,843

			3,288,402

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	961,780
5.625%, 09/30/2031(a)		1,193	1,026,204
6.75%, 09/20/2029(a)		528	504,174
7.00%, 10/12/2028(a)		1,253	1,240,705

	Principal Amount (000)		U.S. $ Value

CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)	U.S.$	1,116	$1,132,252

			4,865,115

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		5,719	5,938,109

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		371	157,754
0.50%, 07/31/2040(a)		864	367,594
5.00%, 07/31/2030(a)		1,426	933,963

			1,459,311

Egypt – 0.2%
Egypt Government International Bond 7.625%, 05/29/2032(a)		1,075	698,750
8.50%, 01/31/2047(a)		862	506,425
8.70%, 03/01/2049(a)		611	360,490
8.875%, 05/29/2050(a)		1,096	657,600

			2,223,265

El Salvador – 0.1%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		160	57,980
7.125%, 01/20/2050(a)		577	175,192
7.625%, 09/21/2034-02/01/2041(a)		1,786	548,518
7.75%, 01/24/2023(a)		339	238,317
9.50%, 07/15/2052(a)		520	174,297

			1,194,304

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(a)		2,609	1,918,104

Ghana – 0.2%
Ghana Government International Bond 6.375%, 02/11/2027(a)		1,144	652,080
8.627%, 06/16/2049(a)		215	100,351
8.95%, 03/26/2051(a)		858	402,349
10.75%, 10/14/2030(a)		780	663,000

			1,817,780

Ivory Coast – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	1,223	919,018
5.125%, 06/15/2025(a)		168	164,865
5.875%, 10/17/2031(a)		1,880	1,539,546
6.125%, 06/15/2033(a)	U.S.$	434	338,059

	Principal Amount (000)		U.S. $ Value

6.375%, 03/03/2028(a)	U.S.$	583	$515,336
6.625%, 03/22/2048(a)	EUR	331	231,168

			3,707,992

Nigeria – 0.6%
Nigeria Government International Bond 6.375%, 07/12/2023(a)	U.S.$	740	725,200
6.50%, 11/28/2027(a)		388	293,910
7.625%, 11/21/2025-11/28/2047(a)		4,304	3,341,735
7.696%, 02/23/2038(a)		610	378,200
7.875%, 02/16/2032(a)		489	338,632

			5,077,677

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(a)		1,832	1,827,420
4.875%, 02/01/2025(a)		991	968,702

			2,796,122

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	447,715
6.75%, 03/13/2048(a)		2,946	1,862,056

			2,309,771

Ukraine – 0.2%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		1,886	462,070
7.375%, 09/25/2032(a)		1,164	285,180
7.75%, 09/01/2023(a)		3,507	1,087,170

			1,834,420

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(d) (n)		7,978	678,130
9.25%, 05/07/2028(a) (d) (n)		300	25,500

			703,630

Total Emerging Markets - Sovereigns (cost $65,439,980)			41,908,696

COLLATERALIZED LOAN OBLIGATIONS – 4.6%
CLO - Floating Rate – 4.6%
AMMC CLO 25 Ltd. Series 2022-25A, Class E 8.678%, 04/15/2035(a)		5,000	4,503,985
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		2,358	2,189,534

	Principal Amount (000)		U.S. $ Value

Balboa Bay Loan Funding 2022-1 Ltd. Series 2022-1A, Class E 8.97%, 04/20/2034(a)	U.S.$	3,700	$3,389,556
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class ER 7.463% (LIBOR 3 Month + 6.40%), 01/20/2032(a) (i)		3,100	2,686,048
Series 2021-2A, Class E 6.812% (LIBOR 3 Month + 6.60%), 01/20/2035(a) (i)		1,000	870,038
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 7.264% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (i)		250	213,689
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 7.056% (LIBOR 3 Month + 6.81%), 01/17/2034(a) (i)		2,000	1,772,066
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 7.344% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (i)		417	370,051
Dryden 57 CLO Ltd. Series 2018-57A, Class E 6.611% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (i)		275	233,416
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (i)		3,000	2,783,625
Series 2020-78A, Class D 4.044% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (i)		1,329	1,232,928
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304%, 04/20/2035(a)		541	479,935
Elevation CLO Ltd.
Series 2020-11A, Class C 3.244% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (i)		648	592,094
Series 2020-11A, Class D1 4.894% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (i)		1,006	913,575
Elmwood CLO Ltd. Series 2021-2A, Class E 7.013% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (i)		250	218,198
Elmwood CLO VII Ltd. Series 2020-4A, Class E 8.144% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (i)		402	372,441
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 7.063% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (i)		350	305,421

	Principal Amount (000)		U.S. $ Value

Elmwood CLO XII Ltd. Series 2021-5A, Class E 7.413% (LIBOR 3 Month + 6.35%), 01/20/2035(a) (i)	U.S.$	650	$576,336
Flatiron CLO Ltd. Series 2021-1A, Class E 7.044% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (i)		400	338,672
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 7.642%, 04/15/2035(a)		2,000	1,780,773
Madison Park Funding LI Ltd. Series 2021-51A, Class E 7.314% (EURIBOR 3 Month + 6.27%), 07/19/2034(a) (i)		250	221,468
OCP CLO Ltd. Series 2021-21A, Class E 7.343% (EURIBOR 3 Month + 6.28%), 07/20/2034(a) (i)		250	214,358
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.284% (EURIBOR 3 Month + 3.10%), 01/24/2033(a) (i)		1,701	1,512,646
OZLM XXII Ltd. Series 2018-22A, Class D 6.344% (EURIBOR 3 Month + 5.30%), 01/17/2031(a) (i)		349	277,269
Palmer Square CLO Ltd. Series 2021-1A, Class D 7.063% (EURIBOR 3 Month + 6.00%), 04/20/2034(a) (i)		1,202	1,044,927
Series 2021-3A, Class E 6.383% (EURIBOR 3 Month + 6.15%), 01/15/2035(a) (i)		4,100	3,597,713
Rad CLO 4 Ltd. Series 2019-4A, Class E 7.934% (EURIBOR 3 Month + 6.75%), 04/25/2032(a) (i)		585	530,577
Rad CLO 10 Ltd. Series 2021-10A, Class E 7.034% (EURIBOR 3 Month + 5.85%), 04/23/2034(a) (i)		750	647,810
Rad CLO 11 Ltd. Series 2021-11A, Class E 7.294% (EURIBOR 3 Month + 6.25%), 04/15/2034(a) (i)		355	311,957
Regatta XIX Funding Ltd. Series 2022-1A, Class E 7.959%, 04/20/2035(a)		349	312,301
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 7.863% (EURIBOR 3 Month + 6.80%), 01/20/2035(a) (i)		3,600	3,003,145
Rockford Tower CLO Ltd.
Series 2019-1A, Class ER 7.383% (EURIBOR 3 Month + 6.32%), 04/20/2034(a) (i)		250	213,600

	Principal Amount (000)		U.S. $ Value

Series 2021-2A, Class E 7.463% (EURIBOR 3 Month + 6.40%), 07/20/2034(a) (i)	U.S.$	250	$214,534
Series 2021-3A, Class E 7.783% (EURIBOR 3 Month + 6.72%), 10/20/2034(a) (i)		1,062	930,978
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 7.563% (EURIBOR 3 Month + 6.50%), 04/20/2034(a) (i)		1,238	1,102,737
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 7.213% (EURIBOR 3 Month + 6.15%), 10/20/2034(a) (i)		679	596,812
Trimaran Cavu Ltd. Series 2019-1A, Class E 8.103% (EURIBOR 3 Month + 7.04%), 07/20/2032(a) (i)		485	425,355
Voya CLO Ltd. Series 2019-1A, Class DR 3.894% (EURIBOR 3 Month + 2.85%), 04/15/2031(a) (i)		1,050	904,671

Total Collateralized Loan Obligations (cost $46,909,357)			41,885,239

GOVERNMENTS - TREASURIES – 3.6%
United States – 3.6%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)		2,154	1,938,600
5.00%, 05/15/2037(p)		1,824	2,261,190
5.25%, 02/15/2029(q)		320	362,100
6.125%, 11/15/2027(r)		1,000	1,149,687
U.S. Treasury Notes 2.25%, 02/15/2027(q) (r)		16,761	16,184,551
2.875%, 08/15/2028(q)		10,316	10,208,202

Total Governments - Treasuries (cost $32,097,433)			32,104,330

	Shares

COMMON STOCKS – 1.5%
Energy – 0.4%
Energy Equipment & Services – 0.0%
Vantage Drilling International(d)		18,414	322,245

Oil, Gas & Consumable Fuels – 0.4%
Berry Corp.		75,597	576,049
CHC Group LLC(d)		21,009	4
Civitas Resources, Inc.		3,393	177,420
Denbury, Inc.(d)		6,529	391,675
Diamond Offshore Drilling, Inc.(d) (h)		134,770	793,795

Company	Shares	U.S. $ Value

Golden Energy Offshore Services AS(d)	916,212	$177,202
K201640219 South Africa Ltd. A Shares(b) (c) (d)	12,695,187	13
K201640219 South Africa Ltd. B Shares(b) (c) (d)	2,009,762	2
SandRidge Energy, Inc.(d)	243	3,808
Whiting Petroleum Corp.	15,070	1,025,212

		3,145,180

		3,467,425

Consumer Staples – 0.3%
Food & Staples Retailing – 0.3%
Southeastern Grocers, Inc.(b) (c) (d)	105,865	2,408,429

Consumer Discretionary – 0.2%
Auto Components – 0.1%
ATD New Holdings, Inc.(b) (d)	20,185	1,412,950
Ep Energy Corp.(d)	6,941	55,528
Exide Corp.(b) (c) (d)	643	305,425

		1,773,903

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(d)	1,674	64,114

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(b) (c) (d)	38,543	0

Leisure Products – 0.1%
Carlson Travel, Inc.(b) (d)	23,801	452,219

		2,290,236

Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd.(b) (c) (d)	1,541	1,491,584
Mt. Logan Re Ltd. (Series 1) (Preference Shares)(b) (c) (d)	350	359,036

		1,850,620

Materials – 0.2%
Metals & Mining – 0.2%
BIS Industries Holdings Ltd.(b) (c) (d)	838,296	1
Neenah Enterprises, Inc.(b) (c) (d)	58,200	1,666,266

		1,666,267

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(b) (c) (d)	3,280	0
Intelsat SA(b)	15,662	426,790

		426,790

Media – 0.0%
iHeartMedia, Inc. - Class A(d)	25,545	201,550

		628,340

Company	Shares		U.S. $ Value

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (c) (d)		3	$0

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(d)		18,809	609,788

			609,788

Information Technology – 0.0%
IT Services – 0.0%
Ag Tracker(b) (c) (d)		91,299	0
Paysafe Ltd.(d)		128,508	250,590

			250,590

Software – 0.0%
Avaya Holdings Corp.(d)		18,153	40,663
Monitronics International, Inc.		17,878	8,939

			49,602

			300,192

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC		3,821	94,894

Total Common Stocks (cost $26,639,316)			13,316,191

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.2%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA 1.489%, 04/10/2046(m)	U.S.$	1,238	8,013
Series 2013-GC17, Class D 5.252%, 11/10/2046(a)		902	823,933
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	28,641
Series 2012-CR3, Class XA 1.98%, 10/15/2045(m)		4,195	954
Series 2012-CR5, Class XA 1.646%, 12/10/2045(m)		1,315	1,804
Series 2013-LC6, Class D 4.425%, 01/10/2046(a)		3,916	3,767,169
Series 2014-CR15, Class XA 0.775%, 02/10/2047(m)		1,217	10,883
Series 2014-CR20, Class XA 1.132%, 11/10/2047(m)		8,829	156,022
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.606%, 02/10/2046(m)		694	3,175

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.695%, 11/15/2045(a) (m)	U.S.$	3,205	$123
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.687%, 12/10/2045(a) (m)		367	634
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 5.026%, 06/15/2044(a)		1,022	902,108
Series 2012-C10, Class XA 1.614%, 12/15/2045(a) (m)		2,652	2,479
Series 2012-C8, Class E 5.031%, 08/15/2045(a)		3,766	3,752,150
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,594,883

			11,052,971

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 6.324% (LIBOR 1 Month + 5.00%), 05/15/2036(a) (i)		301	224,950

Total Commercial Mortgage-Backed Securities (cost $11,336,984)			11,277,921

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Bahrain – 0.1%
Oil and Gas Holding Co., BSCC (The) 7.625%, 11/07/2024(a)		269	276,700
8.375%, 11/07/2028(a)		872	920,124

			1,196,824

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		224	227,332

Mexico – 0.6%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		650	581,872
Petroleos Mexicanos 5.95%, 01/28/2031		3,604	2,629,478
6.49%, 01/23/2027		463	396,513
6.75%, 09/21/2047		2,113	1,294,212
6.95%, 01/28/2060		579	356,375

			5,258,450

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		837	794,784

	Principal Amount (000)		U.S. $ Value

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)	U.S.$	249	$202,281
5.125%, 08/11/2061(a)		236	185,747

			388,028

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		237	199,124
Transnet SOC Ltd. 4.00%, 07/26/2022(a)		200	191,663

			390,787

Total Quasi-Sovereigns (cost $9,230,550)			8,256,205

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California Series 2010 7.60%, 11/01/2040		750	1,035,677
State of Illinois Series 2010 7.35%, 07/01/2035		1,915	2,088,878
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		1,435	1,357,014

Total Local Governments - US Municipal Bonds (cost $4,113,086)			4,481,569

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	231,070
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	277,534
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880	1,584,164

Total Inflation-Linked Securities (cost $2,841,712)			2,092,768

	Shares

PREFERRED STOCKS – 0.2%
Industrial – 0.2%
Energy – 0.1%
Gulfport Energy Corp. 10.00%(b) (d)		142	830,700

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	964,498

Total Preferred Stocks (cost $1,065,763)			1,795,198

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)	U.S.$	770	$746,254

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT 11.324%, 06/15/2043(h)		28	26,587
Series 2019-24, Class PT 11.355%, 08/15/2044(h)		76	73,587
Series 2019-36, Class PT 13.657%, 10/17/2044(h)		143	138,922
Series 2019-43, Class PT 5.547%, 11/15/2044(h)		27	26,092
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-4, Class PT 11.547%, 05/15/2043(h)		20	19,521
Series 2018-12, Class PT 14.736%, 06/15/2043(h)		20	19,404
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 9.747%, 03/16/2043(h)		4	4,184
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		172	171,244
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(b) (c) (h)		88	85,408

			564,949

Total Asset-Backed Securities (cost $1,286,874)			1,311,203

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		1,058	635,329

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (c) (d) (k)	EUR	620	0

Total Governments - Sovereign Bonds (cost $1,895,057)			635,329

Company	Shares		U.S. $ Value

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(d)		53,489	$267
Encore Automotive Acceptance, expiring 07/05/2031(b) (c) (d)		8	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (c) (d)		10,974	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(d)		47,161	1,415
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(d)		19,860	993
Willscot Corp., expiring 11/29/2022(b) (c) (d)		29,123	497,779

Total Warrants (cost $385,302)			500,454

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (d) (cost $0)		10,721	13,584

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(s) (t) (u) (cost $4,850,511)		4,850,511	4,850,511

	Principal Amount (000)

Time Deposits – 0.3%
BBH, Grand Cayman 0.52%, 07/01/2022	GBP	45	54,433
3.60%, 07/01/2022	ZAR	22	1,335
Citibank, London (0.78)%, 07/01/2022	EUR	99	104,258
Citibank, New York 0.91%, 07/01/2022	U.S.$	2,291	2,291,159
Royal Bank of Canada, Toronto 0.51%, 07/04/2022	CAD	33	26,007

Total Time Deposits (cost $2,477,192)			2,477,192

Total Short-Term Investments (cost $7,327,703)			7,327,703

Total Investments – 100.3% (cost $1,080,206,764)(v)			906,632,081
Other assets less liabilities – (0.3)%			(2,873,474)

Net Assets – 100.0%			$903,758,607

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	105	September 2022	$13,374,375	$(210,820)
U.S. Long Bond (CBT) Futures	55	September 2022	7,624,375	(123,859)
U.S. T-Note 5 Yr (CBT) Futures	774	September 2022	86,881,500	(505,977)
U.S. T-Note 10 Yr (CBT) Futures	255	September 2022	30,225,469	(375,070)
U.S. Ultra Bond (CBT) Futures	46	September 2022	7,099,813	(217,735)

				$(1,433,461)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	INR	12,517	USD	161	07/07/2022	$2,591
Bank of America, NA	CLP	111,571	USD	125	07/15/2022	3,450
Bank of America, NA	USD	22	CLP	19,002	07/15/2022	(1,128)
Bank of America, NA	KRW	21,377	USD	17	07/27/2022	270
Bank of America, NA	TWD	3,037	USD	104	07/27/2022	1,305
Bank of America, NA	TWD	4,505	USD	152	07/27/2022	(176)
Bank of America, NA	USD	77	KRW	99,983	07/27/2022	435
Bank of America, NA	USD	61	KRW	77,230	07/27/2022	(1,487)
Bank of America, NA	USD	17	TWD	518	07/27/2022	8
Bank of America, NA	USD	114	TWD	3,384	07/27/2022	(306)
Bank of America, NA	USD	940	EUR	900	07/28/2022	4,215
Bank of America, NA	USD	1,087	EUR	1,024	07/28/2022	(11,978)
Bank of America, NA	USD	77	INR	6,148	09/28/2022	(155)
Barclays Bank PLC	BRL	402	USD	82	07/05/2022	5,736
Barclays Bank PLC	BRL	118	USD	23	07/05/2022	(20)
Barclays Bank PLC	USD	51	BRL	269	07/05/2022	45
Barclays Bank PLC	USD	51	BRL	255	07/05/2022	(2,450)
Barclays Bank PLC	INR	1,022	USD	13	07/07/2022	179
Barclays Bank PLC	USD	11	INR	890	07/07/2022	(113)
Barclays Bank PLC	CLP	24,999	USD	29	07/15/2022	1,931
Barclays Bank PLC	KRW	171,109	USD	135	07/27/2022	2,419
Barclays Bank PLC	KRW	152,232	USD	117	07/27/2022	(773)
Barclays Bank PLC	TWD	352	USD	12	07/27/2022	141
Barclays Bank PLC	USD	62	KRW	76,822	07/27/2022	(2,269)
Barclays Bank PLC	USD	29	TWD	851	07/27/2022	(628)
Barclays Bank PLC	USD	1	IDR	14,265	07/28/2022	(11)
Barclays Bank PLC	BRL	86	USD	16	08/02/2022	95
Barclays Bank PLC	USD	22	BRL	114	08/02/2022	(98)
Barclays Bank PLC	GBP	5,341	USD	6,694	08/25/2022	186,687
BNP Paribas SA	BRL	257	USD	52	07/05/2022	2,932
BNP Paribas SA	BRL	127	USD	24	07/05/2022	(21)
BNP Paribas SA	USD	49	BRL	257	07/05/2022	43
BNP Paribas SA	USD	26	BRL	127	07/05/2022	(2,095)
BNP Paribas SA	INR	7,662	USD	99	07/07/2022	1,536
BNP Paribas SA	USD	61	INR	4,752	07/07/2022	(1,127)
BNP Paribas SA	COP	13,572,390	USD	3,316	07/15/2022	52,493
BNP Paribas SA	USD	1	COP	2,987	07/15/2022	(12)
BNP Paribas SA	TWD	1,173	USD	40	07/27/2022	1,000
BNP Paribas SA	USD	30	KRW	36,868	07/27/2022	(920)
BNP Paribas SA	USD	205	TWD	5,998	07/27/2022	(2,606)
BNP Paribas SA	IDR	125,698	USD	9	07/28/2022	195
BNP Paribas SA	USD	9	IDR	124,594	07/28/2022	(175)
BNP Paribas SA	BRL	123	USD	23	08/02/2022	66
Brown Brothers Harriman & Co.	PLN	620	USD	140	07/07/2022	2,190

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	PLN	480	USD	106	07/07/2022	$(524)
Brown Brothers Harriman & Co.	USD	19	PLN	87	07/07/2022	78
Brown Brothers Harriman & Co.	USD	194	PLN	849	07/07/2022	(4,583)
Brown Brothers Harriman & Co.	SGD	316	USD	230	07/08/2022	2,102
Brown Brothers Harriman & Co.	SGD	38	USD	28	07/08/2022	(27)
Brown Brothers Harriman & Co.	USD	18	SGD	25	07/08/2022	37
Brown Brothers Harriman & Co.	USD	338	SGD	466	07/08/2022	(2,754)
Brown Brothers Harriman & Co.	CHF	36	USD	38	07/13/2022	410
Brown Brothers Harriman & Co.	CHF	11	USD	11	07/13/2022	0
Brown Brothers Harriman & Co.	CHF	347	USD	362	07/13/2022	(4,238)
Brown Brothers Harriman & Co.	USD	248	CHF	244	07/13/2022	6,729
Brown Brothers Harriman & Co.	USD	97	CHF	90	07/13/2022	(2,220)
Brown Brothers Harriman & Co.	JPY	3,152	USD	24	07/15/2022	768
Brown Brothers Harriman & Co.	USD	126	JPY	16,144	07/15/2022	(6,635)
Brown Brothers Harriman & Co.	MXN	2,459	USD	124	07/20/2022	2,112
Brown Brothers Harriman & Co.	MXN	1,823	USD	89	07/20/2022	(1,225)
Brown Brothers Harriman & Co.	USD	174	MXN	3,532	07/20/2022	1,403
Brown Brothers Harriman & Co.	USD	66	MXN	1,314	07/20/2022	(855)
Brown Brothers Harriman & Co.	AUD	348	USD	249	07/21/2022	9,919
Brown Brothers Harriman & Co.	AUD	13	USD	9	07/21/2022	(71)
Brown Brothers Harriman & Co.	CAD	482	USD	384	07/21/2022	8,340
Brown Brothers Harriman & Co.	CAD	119	USD	93	07/21/2022	(520)
Brown Brothers Harriman & Co.	CNH	185	USD	28	07/21/2022	38
Brown Brothers Harriman & Co.	CNH	803	USD	119	07/21/2022	(367)
Brown Brothers Harriman & Co.	USD	11	AUD	16	07/21/2022	43
Brown Brothers Harriman & Co.	USD	227	AUD	320	07/21/2022	(5,070)
Brown Brothers Harriman & Co.	USD	17	CAD	23	07/21/2022	127
Brown Brothers Harriman & Co.	USD	178	CAD	225	07/21/2022	(3,046)
Brown Brothers Harriman & Co.	USD	167	CNH	1,120	07/21/2022	764
Brown Brothers Harriman & Co.	USD	48	CNH	320	07/21/2022	(126)
Brown Brothers Harriman & Co.	EUR	118	USD	127	07/28/2022	2,594
Brown Brothers Harriman & Co.	EUR	24	USD	25	07/28/2022	(108)
Brown Brothers Harriman & Co.	USD	18	EUR	17	07/28/2022	135
Brown Brothers Harriman & Co.	USD	58	EUR	56	07/28/2022	(636)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	45	ZAR	725	08/18/2022	$(729)
Brown Brothers Harriman & Co.	ZAR	1,123	USD	70	08/18/2022	1,043
Brown Brothers Harriman & Co.	ZAR	173	USD	10	08/18/2022	(104)
Brown Brothers Harriman & Co.	GBP	58	USD	71	08/25/2022	421
Brown Brothers Harriman & Co.	USD	34	GBP	28	08/25/2022	81
Brown Brothers Harriman & Co.	USD	49	GBP	39	08/25/2022	(1,278)
Brown Brothers Harriman & Co.	NZD	156	USD	100	08/26/2022	2,885
Brown Brothers Harriman & Co.	USD	27	NZD	44	08/26/2022	6
Brown Brothers Harriman & Co.	USD	65	NZD	103	08/26/2022	(1,046)
Brown Brothers Harriman & Co.	NOK	171	USD	17	09/22/2022	(119)
Brown Brothers Harriman & Co.	SEK	473	USD	47	09/22/2022	123
Brown Brothers Harriman & Co.	SEK	321	USD	31	09/22/2022	(95)
Brown Brothers Harriman & Co.	USD	108	NOK	1,075	09/22/2022	1,772
Brown Brothers Harriman & Co.	USD	54	SEK	549	09/22/2022	(353)
Citibank, NA	USD	7	CLP	6,507	07/15/2022	(410)
Deutsche Bank AG	BRL	61	USD	12	07/05/2022	(51)
Deutsche Bank AG	USD	12	BRL	61	07/05/2022	10
Deutsche Bank AG	EUR	40,578	USD	42,886	07/28/2022	297,046
Deutsche Bank AG	USD	12	BRL	61	08/02/2022	41
Goldman Sachs Bank USA	INR	3,353	USD	43	07/07/2022	872
Goldman Sachs Bank USA	USD	10	INR	770	07/07/2022	(282)
Goldman Sachs Bank USA	USD	59	KRW	73,969	07/27/2022	(1,354)
Goldman Sachs Bank USA	USD	41	TWD	1,207	07/27/2022	(692)
HSBC Bank USA	BRL	148	USD	28	07/05/2022	(25)
HSBC Bank USA	USD	29	BRL	148	07/05/2022	(595)
HSBC Bank USA	USD	18	KRW	22,483	07/27/2022	(590)
JPMorgan Chase Bank, NA	BRL	236	USD	45	07/05/2022	(39)
JPMorgan Chase Bank, NA	USD	49	BRL	236	07/05/2022	(4,235)
JPMorgan Chase Bank, NA	INR	3,637	USD	47	07/07/2022	764
JPMorgan Chase Bank, NA	USD	238	INR	18,460	07/07/2022	(3,883)
JPMorgan Chase Bank, NA	CLP	27,045	USD	30	07/15/2022	518
JPMorgan Chase Bank, NA	CLP	16,662	USD	18	07/15/2022	(158)
JPMorgan Chase Bank, NA	USD	30	CLP	26,178	07/15/2022	(1,920)
JPMorgan Chase Bank, NA	AUD	18	USD	13	07/21/2022	407
JPMorgan Chase Bank, NA	KRW	29,957	USD	23	07/27/2022	136
JPMorgan Chase Bank, NA	KRW	30,872	USD	24	07/27/2022	(7)
JPMorgan Chase Bank, NA	TWD	903	USD	31	07/27/2022	206
JPMorgan Chase Bank, NA	USD	81	KRW	102,349	07/27/2022	(1,300)
Morgan Stanley Capital Services LLC	BRL	64	USD	12	07/05/2022	(11)
Morgan Stanley Capital Services LLC	USD	13	BRL	64	07/05/2022	(821)
Morgan Stanley Capital Services LLC	INR	1,491	USD	19	07/07/2022	600
Morgan Stanley Capital Services LLC	USD	20	INR	1,554	07/07/2022	(660)
Morgan Stanley Capital Services LLC	CLP	26,577	USD	32	07/15/2022	3,032
Morgan Stanley Capital Services LLC	USD	18	CLP	17,072	07/15/2022	406
Morgan Stanley Capital Services LLC	USD	15	CLP	12,447	07/15/2022	(1,368)
Morgan Stanley Capital Services LLC	CNH	772	USD	113	07/21/2022	(2,413)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	KRW	135,768	USD	107	07/27/2022	$1,966
Morgan Stanley Capital Services LLC	TWD	2,791	USD	95	07/27/2022	699
Morgan Stanley Capital Services LLC	USD	45	KRW	59,121	07/27/2022	467
Morgan Stanley Capital Services LLC	USD	23	TWD	678	07/27/2022	(672)
Morgan Stanley Capital Services LLC	USD	978	EUR	912	07/28/2022	(21,396)
Royal Bank of Scotland PLC	USD	41	INR	3,155	07/07/2022	(760)
Royal Bank of Scotland PLC	USD	45	CLP	39,668	07/15/2022	(1,610)
Royal Bank of Scotland PLC	USD	48	TWD	1,419	07/27/2022	(369)
Royal Bank of Scotland PLC	USD	1,276	EUR	1,213	07/28/2022	(2,951)
Standard Chartered Bank	BRL	201	USD	41	07/05/2022	2,385
Standard Chartered Bank	BRL	145	USD	28	07/05/2022	(24)
Standard Chartered Bank	USD	38	BRL	201	07/05/2022	33
Standard Chartered Bank	USD	28	BRL	145	07/05/2022	(267)
Standard Chartered Bank	INR	3,491	USD	45	07/07/2022	764
Standard Chartered Bank	USD	19	INR	1,525	07/07/2022	(170)
Standard Chartered Bank	USD	47	CLP	41,400	07/15/2022	(2,145)
Standard Chartered Bank	KRW	15,293	USD	12	07/27/2022	38
Standard Chartered Bank	KRW	36,126	USD	28	07/27/2022	(2)
Standard Chartered Bank	USD	60	KRW	77,426	07/27/2022	511
Standard Chartered Bank	USD	1	KRW	1,254	07/27/2022	(5)
Standard Chartered Bank	USD	20	TWD	580	07/27/2022	(43)
Standard Chartered Bank	USD	46	INR	3,659	09/28/2022	(34)
UBS AG	BRL	55	USD	11	07/05/2022	897
UBS AG	USD	11	BRL	55	07/05/2022	9
UBS AG	CLP	23,852	USD	29	07/15/2022	2,761
UBS AG	USD	2	CLP	1,433	07/15/2022	(125)
UBS AG	KRW	11,484	USD	9	07/27/2022	235
UBS AG	TWD	1,129	USD	38	07/27/2022	314
UBS AG	USD	16	KRW	19,770	07/27/2022	(370)
UBS AG	USD	2,495	EUR	2,390	07/28/2022	13,374

						$523,349

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
CDX-NAHY Series 38, 5 Year Index	BNP Paribas	Sell	95.00%	Aug 2022	USD	44,780	$694,090	$(681,422)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	2.81%	01/08/2022	USD	47	$588	$(567)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	2.71	07/01/2022	USD	47	501	(251)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	2.81	07/08/2022	USD	47	500	(117)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	2.85	07/11/2022	USD	47	498	(97)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	3.15	07/13/2022	USD	47	619	(2)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	3.23	07/14/2022	USD	47	616	(1)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	3.10	07/20/2022	USD	47	606	(40)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	2.90	07/25/2022	USD	47	586	(296)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	3.01	07/28/2022	USD	47	596	(236)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Citibank, NA	2.93	07/29/2022	USD	47	585	(354)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	2.77	07/05/2022	USD	47	469	(139)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	2.80	07/07/2022	USD	47	477	(123)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	3.20	07/15/2022	USD	47	611	(2)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	3.10	07/18/2022	USD	47	620	(25)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	2.97	07/22/2022	USD	47	588	(146)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	JPMorgan Chase Bank, NA	2.94	07/26/2022	USD	47	583	(267)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Morgan Stanley Capital Services LLC	2.86	07/06/2022	USD	47	475	(40)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Morgan Stanley Capital Services LLC	2.96	07/12/2022	USD	47	521	(26)
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Morgan Stanley Capital Services LLC	3.02	07/27/2022	USD	47	574	(202)

							$10,613	$(2,931)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
Brazilian Government International Bond, 4.250%, 1/07/2025, 06/20/2027*	1.00%	Quarterly	2.92%	USD	320	$(26,709)	$(16,442)	$(10,267)
CDX-NAHY Series 38, 5 Year Index, 06/20/27	5.00	Quarterly	5.76	USD	184,457	(5,121,965)	7,202,924	(12,324,889)
iTraxx Europe Crossover Series 37, 5 Year Index, 06/20/27	5.00	Quarterly	5.80	EUR	36,820	(1,137,255)	2,354,517	(3,491,772)
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2027*	1.00	Quarterly	3.14	USD	2,380	(218,845)	(117,257)	(101,588)

						$(6,504,774)	$9,423,742	$(15,928,516)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	53	02/18/2032	1.864%	1 DAY SOFR	Annual	$3,782	$—	$3,782
USD	30	03/14/2032	1.811%	1 DAY SOFR	Annual	2,334	—	2,334
USD	30	04/06/2032	1 DAY SOFR	1.203%	Annual	(1,344)	—	(1,344)

						$4,772	$—	$4,772

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	269	$(104,549)	$(128,179)	$23,630
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	396	(90,562)	(41,892)	(48,670)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	4,599	(1,784,109)	(673,955)	(1,110,154)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	225	(51,465)	(23,522)	(27,943)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	317	(72,636)	(35,043)	(37,593)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.40	USD	270	9,639	5,121	4,518
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.40	USD	300	10,710	8,905	1,805
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	54	(21,052)	(25,777)	4,725
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	54	(21,052)	(25,777)	4,725
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,533	(594,822)	(248,347)	(346,475)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,905	(738,876)	(264,226)	(474,650)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,694	(1,045,233)	(373,781)	(671,452)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	4,599	(1,782,832)	(711,281)	(1,071,551)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	9,198	(3,568,219)	(1,285,606)	(2,282,613)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	12,417	(4,817,095)	(1,733,236)	(3,083,859)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	116	$(26,530)	$(11,791)	$(14,739)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	157	(35,919)	(13,248)	(22,671)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	314	(71,837)	(29,202)	(42,635)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	314	(71,837)	(26,986)	(44,851)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	323	(74,032)	(25,725)	(48,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	462	(105,722)	(46,651)	(59,071)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	627	(143,475)	(63,747)	(79,728)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	908	(207,654)	(92,242)	(115,412)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,882	(430,625)	(153,145)	(277,480)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,580	(1,277,108)	(633,013)	(644,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10,463	(2,394,578)	(1,132,050)	(1,262,528)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	335	(129,883)	(146,892)	17,009
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	335	(129,883)	(135,741)	5,858
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	335	(129,883)	(134,947)	5,064
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	334	(129,526)	(133,785)	4,259
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	334	(129,526)	(132,993)	3,467

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	108	$(41,748)	$(50,029)	$8,281
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,036	(236,977)	(102,488)	(134,489)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,109	(253,733)	(114,273)	(139,460)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,912	(666,491)	(30,366)	(636,125)

						$(21,359,120)	$(8,765,910)	$(12,593,210)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Quarterly	EUR	8,212	09/20/2022	$(751,971)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at June 30, 2022
Barclays Capital, Inc.†	USD	2,831	(2.00	)%*	—	$2,827,827
Barclays Capital, Inc.†	USD	1,125	1.00%		—	1,124,880
Barclays Capital, Inc.†	USD	524	1.25%		—	523,500
Barclays Capital, Inc.†	USD	4,231	1.57%		—	4,231,250
Credit Suisse International†	EUR	905	(6.00	)%*	—	948,395
Credit Suisse International†	USD	471	(3.75	)%*	—	470,798
Credit Suisse International†	EUR	322	(1.50	)%*	—	337,649
Credit Suisse International†	EUR	944	(1.00	)%*	—	989,569
Credit Suisse International†	USD	1,914	1.25%		—	1,914,000

						$13,367,868

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2022.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non Investment Grade	$13,367,868	$0	$0	$0	$13,367,868

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $618,750,869 or 68.5% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.32% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 11.324%, 06/15/2043	04/25/2018 - 06/01/2020	$28,453	$26,587	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 11.355%, 08/15/2044	06/27/2019	73,975	73,587	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.657%, 10/17/2044	09/04/2019	142,240	138,922	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 5.547%, 11/15/2044	10/09/2019	26,584	26,092	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 14.736%, 06/15/2043	06/26/2018	20,288	19,404	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 11.547%, 05/15/2043	03/27/2018- 05/11/2018	20,562	19,521	0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 9.747%, 03/16/2043	03/07/2018	4,476	4,184	0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	475,210	138,085	0.02%
Digicel Group Holdings Ltd. 7.00%, 07/18/2022	11/28/2016- 10/01/2021	149,625	43,510	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,969,344	1,584,164	0.18%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.124%, 10/25/2025	09/18/2015	443,749	431,977	0.05%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017- 06/30/2021	1,083,919	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017- 06/30/2021	$685,311	$0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/05/2013- 02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	635,905	10,645	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	28,158	85,408	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	118,000	113,525	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2021	1,209,003	62	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014- 01/27/2014	2,401,853	410	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	838,866	162	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.124%, 11/25/2025	02/26/2018	150,918	140,339	0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Inverse interest only security.
(m)	IO - Interest Only.
(n)	Defaulted.
(o)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR, SOFR or the LIBOR/CDOR/SOFR floor rate plus a spread at June 30, 2022.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	Affiliated investments.
(v)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,696,265 and gross unrealized depreciation of investments was $(217,429,635), resulting in net unrealized depreciation of $(203,733,370).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2022 (unaudited)

72.2%	United States
3.5%	United Kingdom
2.0%	Canada
1.7%	France
1.6%	Luxembourg
1.6%	Brazil
1.2%	Mexico
1.0%	Germany
1.0%	Spain
0.7%	Nigeria
0.7%	Italy
0.7%	Bahrain
0.6%	Dominican Republic
10.7%	Other
0.8%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Czech Republic, Denmark, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kuwait, Macau, Morocco, Netherlands, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Switzerland, Turkey, Ukraine, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$491,398,503	$182,166	#	$491,580,669
Corporates - Investment Grade	-0-	98,295,235	-0-		98,295,235
Collateralized Mortgage Obligations	-0-	53,987,309	-0-		53,987,309
Emerging Markets - Corporate Bonds	-0-	48,355,000	348,819	#	48,703,819
Bank Loans	-0-	38,806,301	8,352,358		47,158,659
Emerging Markets - Sovereigns	-0-	41,908,696	-0-		41,908,696
Collateralized Loan Obligations	-0-	41,885,239	-0-		41,885,239
Governments - Treasuries	-0-	32,104,330	-0-		32,104,330
Common Stocks	4,415,699	377,777	8,522,715	#	13,316,191
Commercial Mortgage-Backed Securities	-0-	11,277,921	-0-		11,277,921
Quasi-Sovereigns	-0-	8,256,205	-0-		8,256,205
Local Governments - US Municipal Bonds	-0-	4,481,569	-0-		4,481,569
Inflation-Linked Securities	-0-	2,092,768	-0-		2,092,768
Preferred Stocks	964,498	-0-	830,700		1,795,198
Asset Backed Securities	-0-	1,225,795	85,408		1,311,203
Governments - Sovereign Bonds	-0-	635,329	0	#	635,329
Warrants	2,675	-0-	497,779	#	500,454
Rights	-0-	-0-	13,584		13,584
Short-Term Investments:
Investment Companies	4,850,511	-0-	-0-		4,850,511
Time Deposits	-0-	2,477,192	-0-		2,477,192

Total Investments in Securities	10,233,383	877,565,169 +	18,833,529		906,632,081
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	640,383	-0-		640,383
Centrally Cleared Interest Rate Swaps	-0-	6,116	-0-		6,116 †
Credit Default Swaps	-0-	20,349	-0-		20,349
Liabilities
Futures	(1,433,461)	-0-	-0-		(1,433,461)†
Forward Currency Exchange Contracts	-0-	(117,034)	-0-		(117,034)
Credit Default Swaptions Written	-0-	(681,422)	-0-		(681,422)
Interest Rate Swaptions Written	-0-	(2,931)	-0-		(2,931)
Centrally Cleared Credit Default Swaps	-0-	(6,504,774)	-0-		(6,504,774)†
Centrally Cleared Interest Rate Swaps	-0-	(1,344)	-0-		(1,344)†
Credit Default Swaps	-0-	(21,379,469)	-0-		(21,379,469)
Total Return Swaps	-0-	(751,971)	-0-		(751,971)
Reverse Repurchase Agreements	(13,367,868)	-0-	-0-		(13,367,868)

Total	$(4,567,946)	$848,793,072	$18,833,529		$863,058,655

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Collateralized Loan Obligations
Balance as of 3/31/22	$182,166	$620	$9,912,086	$1,980,000
Accrued discounts/(premiums)	-0-	141	-0-	-0-
Realized gain (loss)	-0-	1,443	16,682	-0-
Change in unrealized appreciation/depreciation	-0-	(316,908)	(629,539)	-0-
Purchases	-0-	664,970	-0-	-0-
Sales	-0-	(1,447)	(675,285)	-0-
Transfers into Level 3	-0-	-0-	4,120,389	-0-
Transfers out of Level 3	-0-	-0-	(4,391,975)	(1,980,000)

Balance as of 6/30/22	$182,166	$348,819	$8,352,358	$-0-

Net change in unrealized appreciation/depreciation from investments held as of 6/30/22	$-0-	$(316,908)	$(619,743)	$-0-

	Common Stocks#	Preferred Stocks	Asset-Backed Securities	Governments - Sovereign Bonds#
Balance as of 3/31/22	$7,870,611	$823,600	$142,297	$-0-
Realized gain (loss)	-0-	-0-	39,546	-0-
Change in unrealized appreciation/depreciation	652,104	7,100	(38,172)	-0-
Paydowns	-0-	-0-	(58,263)	-0-

Balance as of 6/30/22	$8,522,715	$830,700	$85,408	$-0-

Net change in unrealized appreciation/depreciation from investments held as of 6/30/22	$652,104	$7,100	$(38,172)	$-0-

	Warrants#	Rights	Total
Balance as of 3/31/22	$692,912	$13,937	$21,618,229
Accrued discounts/(premiums)	-0-	-0-	141
Realized gain (loss)	-0-	-0-	57,671
Change in unrealized appreciation/depreciation	(195,133)	(353)	(520,901)
Purchases	-0-	-0-	664,970
Sales/Paydowns	-0-	-0-	(734,995)
Transfers into Level 3	-0-	-0-	4,120,389
Transfers out of Level 3	-0-	-0-	(6,371,975)

Balance as of 6/30/22	$497,779	$13,584	$18,833,529

Net change in unrealized appreciation/depreciation from investments held as of 6/30/22	$(195,133)	$(353)	$(511,105)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2022. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2022	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$182,166	Recovery Analysis	Collateral Value	$75.90
	$-0-	Qualitative Assessment		$0.00

	$182,166

Emerging Markets - Corporate Bonds	$348,199	Market Approach	Market Neutral Price	$44.65
	$410	Qualitative Assessment		$0.01
	$162	Qualitative Assessment		$0.01
	$48	Qualitative Assessment		$0.01
	$-0-	Qualitative Assessment		$0.00

	$348,819

Common Stocks			EBITDA* Projection	$62mm
	$1,666,266	Market Approach	EBITDA* Multiples	8.48x
	$1,491,584	Market Approach	NAV Equivalent	$967.89
	$359,036	Market Approach	NAV Equivalent	$1,025.82
	$305,425	Market Approach	EBITDA* Projection	$463.5mm to $500.6mm
			EBITDA* Multiples	6.3x-6.8x
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$3,822,312

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00
Warrants	$497,779	Option Pricing Model	Exercise Price	$17.09

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Market Neutral Price, NAV Equivalent, EBITDA projections and EBITDA Multiple and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2022 is as follows:

Fund	Market Value 3/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,990	$54,388	$57,527	$4,851	$9